UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust

(Exact name of registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square. Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-3573

Date of fiscal year end: May 31, 2018

Date of reporting period: November 30, 2017

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2015, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

November 30, 2017

1

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Statement of Cash Flows	20
Financial Highlights	21
Notes to Financial Statements	22

2	CCM Alternative Income Fund

Fund Profile November 30, 2017

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	5.90%
PIMCO Dynamic Credit and Mortgage Income Fund	4.36%
JPMorgan Chase, 12/31/2049	3.85%
Skandinaviska Enskilda Banken, 11/29/2049	3.77%
Starwood Property Trust	3.03%
Washoe County, 02/01/2040	2.94%
Barclays, 06/29/2049	2.81%
USDA Loan, 12/01/2047	2.67%
Hollywood Beach Community Development District I, 10/01/2045	2.64%
Austin, 11/15/2042	2.51%
34.48%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	4.31%
Closed-End Funds	9.87%
Consumer Discretionary	5.36%
Consumer Staples	5.78%
Energy	8.38%
FGLMC Single Family	0.03%
FHA Project Loans	6.97%
Financials	23.24%
FNMA Multifamily	1.54%
GNMA Multifamily	1.66%
Industrials	4.40%
Information Technology	0.95%
Money Market Fund	2.21%
Municipal Bonds	39.08%
Real Estate	6.54%
Small Business Administration	0.14%
USDA Loan	2.67%
Utilities	4.36%
Liabilities in Excess of Other Assets	(27.49)%
100.00%

**	Excludes securities sold short.

(Unaudited)	3

Expenses November 30, 2017

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2017 and held for the six-month period ended November 30, 2017.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period* June 1, 2017 Through November 30, 2017
Actual	Institutional Shares	$1,000.00	$1,025.70	$12.95
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,012.28	$12.86

*	Expenses are equal to the annualized expense ratio of 2.55%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.57% for the period June 1, 2017 to November 30, 2017.

4	CCM Alternative Income Fund

Schedule of Investments November 30, 2017

	Principal Amount	Value
MUNICIPAL BONDS - 39.08%
Arizona - 0.21%
Pima County Industrial Development Authority
7.50%, 12/15/2018(a)	$70,000	$69,967

California - 4.25%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029(a)	150,000	172,930
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031(a)	290,000	327,155
Sacramento County Public Financing Authority
6.58%, 12/01/2038(a)	250,000	302,647
San Diego County Regional Airport Authority
5.59%, 07/01/2043(a)	250,000	277,950
Tuolumne Wind Project Authority
6.92%, 01/01/2034(a)	250,000	318,125
		1,398,807
Florida - 7.37%
Florida State Department of Environmental Protection
6.15%, 07/01/2027(a)	145,000	153,859
Hollywood Beach Community Development District I
6.13%, 10/01/2039(a)	220,000	256,736
6.25%, 10/01/2045(a)	745,000	869,259
Miami-Dade County
7.50%, 04/01/2040(a)	500,000	680,190
Orlando Community Redevelopment Agency
7.78%, 09/01/2040(a)	405,000	464,308
		2,424,352
Georgia - 1.27%
Atlanta Development Authority
5.35%, 01/01/2035(a)	400,000	417,732

Illinois - 1.47%
Bedford Park Village
6.57%, 12/01/2030(a)	445,000	483,039

Louisiana - 1.78%
New Orleans Public Improvement
6.05%, 12/01/2038(a)	500,000	584,925

Maryland - 2.31%
Baltimore
5.38%, 09/01/2025(a)	230,000	240,230
5.38%, 09/01/2030(a)	500,000	518,680
		758,910
Massachusetts - 0.14%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	45,000	45,935

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Minnesota - 0.51%
Minneapolis Development Revenue
6.50%, 06/01/2040(a)	$155,000	$168,673

Missouri - 1.12%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040(a)	365,000	369,906

Nevada - 2.94%
Washoe County
7.97%, 02/01/2040(a)	675,000	967,889

New Jersey - 1.97%
New Jersey State Economic Development Authority
3.29%, 07/01/2019	100,000	100,204
6.31%, 07/01/2026(a)	495,000	547,039
		647,243
North Carolina - 0.75%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041(a)	225,000	246,015

Ohio - 1.80%
Montgomery
4.80%, 12/01/2037(a)	110,000	111,529
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030(a)	230,000	237,795
7.08%, 12/01/2040(a)	235,000	244,522
		593,846
Oklahoma - 0.39%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041(a)	120,000	127,475

South Carolina - 1.39%
Myrtle Beach
5.90%, 06/01/2039(a)	400,000	457,404

Texas - 4.57%
Austin
5.75%, 11/15/2042(a)	300,000	327,261
5.75%, 11/15/2042(a)	750,000	827,055
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033(a)	330,000	348,503
		1,502,819
Utah - 0.14%
South Davis Sewer District
3.25%, 12/01/2023	45,000	44,815

Washington - 0.68%
King County Housing Authority
6.38%, 12/31/2046(a)	220,000	222,411

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Principal Amount/ Shares	Value
West Virginia - 2.42%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036(a)	$550,000	$577,362
8.25%, 03/01/2035(a)	195,000	218,605
		795,967
Wisconsin - 1.60%
Green Bay Redevelopment Authority
5.90%, 06/01/2037(a)	475,000	526,860

TOTAL MUNICIPAL BONDS
(Cost $12,378,604)		12,854,990

COMMON STOCK - 30.93%
Consumer Discretionary - 5.36%
Bloomin' Brands (b)	5,000	107,350
Cedar Fair (c)	8,500	576,895
EnerCare (Canada)	51,000	795,349
Regal Entertainment Group (b)	14,000	282,940
		1,762,534
Consumer Staples - 1.68%
Diageo ADR	4,000	553,880

Energy - 4.91%
Crestwood Equity Partners (a) (b) (c)	34,000	814,300
Enterprise Products Partners (c)	6,000	147,780
ONEOK (a)	9,000	467,100
Scorpio Tankers (a) (b)	60,000	186,000
		1,615,180
Financials - 6.30%
Blackstone Mortgage Trust (a) (b) (d)	7,500	245,400
PennantPark Floating Rate Capital	50,000	699,500
Starwood Property Trust (a) (d)	46,000	997,280
Tiptree	19,627	131,501
		2,073,681
Industrials - 2.88%
Aircastle (b)	8,623	211,264
Macquarie Infrastructure (a)	11,000	734,580
		945,844
Information Technology - 0.95%
Dell Technologies (b) (e)	4,000	312,960

Real Estate - 6.53%
Community Healthcare Trust (d)	14,000	381,640
Independence Realty Trust (a) (d)	75,000	774,750
National Retail Properties (a) (d)	7,500	308,025
Weingarten Realty Investors (d)	10,000	329,500
WP Carey (b) (d)	5,000	355,900
		2,149,815
Utilities - 2.32%
NRG Yield (a) (b)	40,000	762,000

TOTAL COMMON STOCK
(Cost $9,052,985)		10,175,894

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
CORPORATE BONDS - 20.06%
Barclays
6.63%, VAR USD Swap Semi 30/360 5 Year Curr+5.022%, 06/29/2049	$900,000	$925,875
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	500,000	523,750
DNB Bank
6.50%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049	500,000	538,410
JPMorgan Chase
7.90%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,250,000	1,265,525
NextEra Energy Capital Holdings
4.66%, VAR ICE LIBOR USD 3 Month+3.348%, 09/01/2067	670,000	670,000
Royal Bank of Scotland Group
8.63%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049	600,000	676,500
Salvation Army
5.68%, 09/01/2031	100,000	108,748
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049	1,200,000	1,239,000
Societe Generale
7.38%, VAR USD Swap Semi 30/360 5 Year Curr+6.238%, 12/29/2049(f)	600,000	650,250
TOTAL CORPORATE BONDS
(Cost $6,566,249)		6,598,058

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.01%
FGLMC Single Family - 0.03%
Pool FHR 2106 S, 6.80%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	52,202	9,303

FHA Project Loans - 6.97%
Pool A35272, 5.00%, 06/01/2035(g) (h)	244,584	243,780
Pool Robin Ridge, 5.75%, 01/01/2035(g) (h)	108,976	108,416
Pool 023-98146, 6.51%, 07/01/2047(g) (h)	1,846,097	1,940,101
		2,292,297
FNMA Multifamily - 1.54%
Pool 464296, 5.86%, 01/01/2028(a)	337,746	396,094
Pool 463194, 6.36%, 08/01/2027(a)	94,887	112,377
		508,471
GNMA Multifamily - 1.66%
Pool 2010-68, 5.30%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	879,381	141,049
Pool 699710, 5.43%, 07/15/2044(a)	398,550	405,524
		546,573
Small Business Administration - 0.14%
2008-20C, 5.49%, 03/01/2028	43,105	46,454

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Principal Amount/Shares	Value
USDA Loan - 2.67%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047(g) (h)	$807,490	$878,710
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,258,143)		4,281,808

CLOSED-END FUNDS - 9.87%
Deutsche High Income Opportunities Fund	42,000	627,480
Eaton Vance Limited Duration Income Fund (a)	40,000	536,800
PIMCO Dynamic Credit and Mortgage Income Fund (a)	64,000	1,434,880
Prudential Global Short Duration High Yield Fund	45,000	648,000
TOTAL CLOSED-END FUNDS
(Cost $3,138,772)		3,247,160

PREFERRED STOCK - 8.02%
Energy - 3.48%
Scorpio Tankers, 8.250% (b)	22,500	568,125
Targa Resources Partners, 9.000%, VAR ICE LIBOR USD 1 Month+7.710% (a)	22,000	574,640
		1,142,765
Financials - 3.02%
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.791% (d)	28,650	740,030
Deutsche Bank Contingent Capital Trust III, 7.600%	9,900	253,737
		993,767
Industrials - 1.52%
Seaspan, 7.125% (b)	10,000	242,500
Seaspan, 6.375% (b)	10,200	258,060
		500,560
TOTAL PREFERRED STOCK
(Cost $2,577,694)		2,637,092

ASSET-BACKED SECURITIES - 4.31%
HASC
1.72%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	$235,000	223,769
Oportun Funding IV
3.28%, 11/08/2021(f)	250,000	250,423
Oportun Funding VII
4.26%, 10/10/2023(f)	340,000	338,430
TES
4.33%, 10/20/2047(f) (g)	610,000	604,448
TOTAL ASSET-BACKED SECURITIES
(Cost $1,337,109)		1,417,070

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Shares	Value
SHORT-TERM INVESTMENT - 2.21%
Money Market Fund - 2.21%
First American Government Obligations Fund, Cl Z, 0.95% (i)	726,512	$726,512
TOTAL SHORT-TERM INVESTMENT
(Cost $726,512)		726,512

Total Investments (Cost $40,036,068) - 127.49%		41,938,584
Liabilities in Excess of Other Assets, Net - (27.49)%		(9,043,087)
NET ASSETS - 100.00%		$32,895,497

COMMON STOCK SOLD SHORT - (8.40)%
Consumer Discretionary - (0.80)%
AutoZone (b) (e)	(200)	(137,352)
Garmin	(2,000)	(124,160)
		(261,512)
Consumer Staples - (0.41)%
Procter & Gamble	(1,500)	(134,985)

Energy - (1.77)%
Chevron	(2,100)	(249,879)
ExxonMobil	(4,000)	(333,160)
		(583,039)
Financials - (1.09)%
Realty Income (d)	(6,500)	(359,450)

Health Care - (0.46)%
DaVita (e)	(2,500)	(152,650)

Real Estate - (3.44)%
AvalonBay Communities (d)	(1,500)	(271,995)
Equity Residential (d)	(8,000)	(534,560)
Simon Property Group (b) (d)	(2,000)	(323,500)
		(1,130,055)
Utilities - (0.43)%
South Jersey Industries	(4,200)	(142,212)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $2,714,916)		(2,763,903)

EXCHANGE TRADED FUNDS SOLD SHORT - (2.16)%
Consumer Staples Select Sector SPDR Fund(b)	(2,000)	(112,100)
iShares U.S. Real Estate ETF	(2,000)	(163,940)
SPDR S&P Dividend Fund	(4,500)	(433,440)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $639,974)		(709,480)

Total Securities Sold Short
(Proceeds $3,354,890)		$(3,473,383)

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Contracts	Value
PURCHASED OPTIONS - 0.61% (e)(j)
TOTAL PURCHASED OPTIONS
(Cost $324,673)	5,039	$201,293

WRITTEN OPTIONS - (0.24)% (e)(j)
TOTAL WRITTEN OPTIONS
(Premiums Received $85,729)	(1,152)	(80,590)

A list of the open futures contracts held by the Fund at November 30, 2017 is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD Currency	(7)	Dec-2017	$(565,825)	$(542,640)	$23,185
CBT 10-Year DSF	(18)	Dec-2017	(1,847,657)	(1,809,000)	38,657
CBT 5-Year DSF	(51)	Dec-2017	(5,216,238)	(5,105,578)	110,660
Russell 2000 Index E-MINI	(12)	Dec-2017	(841,837)	(927,360)	(85,523)
S&P 500 Index E-MINI	(8)	Dec-2017	(985,301)	(1,059,160)	(73,859)
U.S. 10-Year Treasury Note	(46)	Dec-2017	(5,855,152)	(5,718,375)	136,777
U.S. 2-Year Treasury Note	(10)	Jan-2018	(2,158,297)	(2,147,500)	10,797
U.S. 5-Year Treasury Note	(12)	Dec-2017	(1,425,721)	(1,398,937)	26,784
U.S. Long Treasury Bond	(12)	Dec-2017	(1,883,879)	(1,834,125)	49,754
			$(20,779,907)	$(20,542,675)	$237,232

A list of the open options contracts held by the Fund at November 30, 2017, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.61%
Put Options
AutoZone
Expires 12/16/2017, Strike Price $610.00	15	$1,030,140	$4,500
Expires 12/16/2017, Strike Price $640.00	8	549,408	6,480
Caterpillar
Expires 01/20/2018, Strike Price $135.00	10	141,150	—
Chatham Lodging Trust
Expires 12/16/2017, Strike Price $22.50	55	124,795	1,925
Consumer Staples Select Sector SPDR Fund
Expires 01/20/2018, Strike Price $54.00	40	224,200	1,160

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Contracts	Notional Amount	Value
CurrencyShares Canadian Dollar Trust
Expires 03/17/2018, Strike Price $77.00	85	$649,825	$10,625
GGP
Expires 12/16/2017, Strike Price $20.00	20	47,000	80
iShares China Large-Capital ETF
Expires 12/16/2017, Strike Price $45.00	80	369,360	2,880
iShares iBoxx $ High Yield Corporate Bond ETF
Expires 12/16/2017, Strike Price $87.00	150	1,316,700	3,900
iShares JP Morgan USD Emerging Markets Bond ETF
Expires 03/17/2018, Strike Price $114.00	44	508,156	6,160
iShares Russell 2000 ETF
Expires 12/16/2017, Strike Price $145.00	65	998,725	1,430
PowerShares QQQ Trust Series 1
Expires 01/20/2018, Strike Price $150.00	95	1,473,925	16,150
SPDR S&P Regional Banking ETF
Expires 12/16/2017, Strike Price $50.00	50	296,650	50
Time Warner
Expires 12/16/2017, Strike Price $85.00	10	91,510	50
United States Oil Fund
Expires 12/16/2017, Strike Price $11.50	50	57,350	1,100
Expires 12/16/2017, Strike Price $11.00	463	531,061	463
Call Options
Alerian MLP ETF
Expires 12/16/2017, Strike Price $10.00	80	82,960	3,040
Expires 12/16/2017, Strike Price $11.00	200	207,400	1,000
Ardmore Shipping
Expires 12/16/2017, Strike Price $7.50	80	63,600	4,400
Bloomin' Brands
Expires 01/20/2018, Strike Price $22.50	40	85,880	2,400
Crestwood Equity Partners
Expires 04/21/2018, Strike Price $25.00	60	143,700	5,220
Dell Technologies
Expires 12/16/2017, Strike Price $80.00	5	39,120	905
DHT Holdings
Expires 12/16/2017, Strike Price $4.00	100	38,700	500

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
Macerich
Expires 03/17/2018, Strike Price $60.00	84	$543,900	$58,800
Mattel
Expires 12/16/2017, Strike Price $18.00	40	73,000	3,000
NRG Yield
Expires 02/17/2018, Strike Price $20.00	190	361,950	9,120
Expires 12/16/2017, Strike Price $20.00	95	180,975	2,375
Pitney Bowes
Expires 01/20/2018, Strike Price $12.00	80	85,360	800
Scorpio Bulkers
Expires 12/16/2017, Strike Price $7.50	110	79,200	1,100
Expires 12/16/2017, Strike Price $10.00	210	151,200	1,050
Expires 03/17/2018, Strike Price $10.00	150	108,000	1,500
Scorpio Tankers
Expires 01/20/2018, Strike Price $4.00	750	232,500	3,750
Expires 04/21/2018, Strike Price $4.00	630	195,300	12,600
Expires 07/21/2018, Strike Price $4.00	100	31,000	3,000
Seaspan
Expires 02/17/2018, Strike Price $7.50	265	155,555	1,590
Expires 05/19/2018, Strike Price $7.50	300	176,100	6,000
Tesla
Expires 12/16/2017, Strike Price $350.00	10	308,850	350
VIX
Expires 12/16/2017, Strike Price $12.00	65	73,320	5,525
Expires 12/16/2017, Strike Price $15.00	80	90,240	3,040
Expires 01/20/2018, Strike Price $12.00	75	84,600	13,275
TOTAL PURCHASED OPTIONS
(Cost $324,673)			$201,293

WRITTEN OPTIONS - (0.24)%
Call Options
Aircastle
Expires 12/16/2017, Strike Price $22.50	(3)	(7,350)	$(690)
Expires 12/16/2017, Strike Price $25.00	(20)	(49,000)	(500)
Blackstone Mortgage Trust
Expires 12/16/2017, Strike Price $30.00	(77)	(251,944)	(21,560)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Contracts	Notional Amount	Value
Dell Technologies
Expires 12/16/2017, Strike Price $85.00	(15)	$(117,360)	$(600)
Diageo
Expires 12/16/2017, Strike Price $135.00	(10)	(138,470)	(4,300)
Expires 12/16/2017, Strike Price $140.00	(30)	(415,410)	(2,700)
Macerich
Expires 03/17/2018, Strike Price $70.00	(75)	(485,625)	(16,125)
Expires 03/17/2018, Strike Price $75.00	(24)	(155,400)	(2,400)
Mattel
Expires 12/16/2017, Strike Price $20.00	(30)	(54,750)	(450)
Regal Entertainment Group
Expires 01/20/2018, Strike Price $22.50	(120)	(242,520)	(3,600)
VIX
Expires 12/16/2017, Strike Price $18.00	(100)	(112,800)	(2,000)
Expires 01/20/2018, Strike Price $18.00	(75)	(84,600)	(5,175)
WP Carey
Expires 12/16/2017, Strike Price $70.00	(10)	(71,180)	(1,800)
Put Options
AutoZone
Expires 12/16/2017, Strike Price $600.00	(9)	(618,084)	(1,800)
Expires 12/16/2017, Strike Price $580.00	(15)	(1,030,140)	(1,770)
CurrencyShares Canadian Dollar Trust
Expires 03/17/2018, Strike Price $74.00	(85)	(649,825)	(3,400)
iShares China Large-Capital ETF
Expires 12/16/2017, Strike Price $37.00	(80)	(369,360)	(400)
iShares iBoxx $ High Yield Corporate Bond ETF
Expires 12/16/2017, Strike Price $84.00	(150)	(1,316,700)	(900)
iShares JP Morgan USD Emerging Markets Bond ETF
Expires 03/17/2018, Strike Price $108.00	(44)	(508,156)	(1,980)
iShares Russell 2000 ETF
Expires 12/16/2017, Strike Price $135.00	(25)	(384,125)	(175)
PowerShares QQQ Trust Series 1
Expires 01/20/2018, Strike Price $140.00	(25)	(387,875)	(1,375)
Expires 01/20/2018, Strike Price $145.00	(70)	(1,086,050)	(6,510)

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
Simon Property Group
Expires 12/16/2017, Strike Price $150.00	(10)	$(161,750)	$(330)
SPDR S&P Regional Banking ETF
Expires 12/16/2017, Strike Price $45.00	(50)	(296,650)	(50)
TOTAL WRITTEN OPTIONS
(Premiums Received $85,729)			$(80,590)

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Underlying security for a written/purchased option.
(c)	Security considered to be a Master Limited Partnership. At November 30, 2017, this security amounted to $1,538,975 or 4.68% of total net assets.
(d)	REIT - Real Estate Investment Trust
(e)	Non-income producing security.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2017, these securities amounted to $1,843,551, which represents 5.60% of total net assets.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2017 is $3,171,007, which represents 9.64% of total net assets.
(i)	The rate shown is the 7-day effective yield as of November 30, 2017.
(j)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

CAD — Canadian Dollar

CBT — Chicago Board of Trade

Cl — Class

DSF — Deliverable Swap Future

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

VIX — Chicago Board Options Exchange Volatility Index

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2017.

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$12,854,990	$—		$12,854,990
Common Stock	10,175,894	—	—		10,175,894
Corporate Bonds	—	6,598,058	—		6,598,058
U.S. Government & Agency Obligations	—	1,110,801	3,171,007		4,281,808
Closed-End Funds	3,247,160	—	—		3,247,160
Preferred Stock	—	2,637,092	—		2,637,092
Asset-Backed Securities	—	812,622	604,448		1,417,070
Short-Term Investment	726,512	—	—		726,512
Total Assets	$14,149,566	$24,013,563	$3,775,455	*	$41,938,584

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(2,763,903)	$—	$—	$(2,763,903)
Exchange Traded Funds	(709,480)	—	—	(709,480)
Total Liabilities	$(3,473,383)	$—	$—	$(3,473,383)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$201,293	$—	$—	$201,293
Written Options	(80,590)	—	—	(80,590)
Futures**
Unrealized Appreciation	396,614	—	—	396,614
Unrealized Depreciation	(159,382)	—	—	(159,382)
Total Other Financial Instruments	$357,935	$—	$—	$357,935

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2017	$3,227,429
Accrued discounts/premiums	(608)
Realized gain/(loss)	7,935
Change in appreciation/(depreciation)	(28,220)
Purchases	—
Sales	(35,225)
Amortization sold	(304)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2017	$3,171,007
Change in unrealized losses included in earnings related to securities still held at reporting date	$(26,671)

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2017	$1,478,589
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	(3,564)
Purchases	609,916
Sales	(960,748)
Amortization sold	157
Transfer into Level 3	—
Transfer out of Level 3	(519,902)
Ending balance as of November 30, 2017	$604,448
Change in unrealized losses included in earnings related to securities still held at reporting date	$(5,468)

For the six-month period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Statement of Assets and Liabilities as of November 30, 2017

Assets:
Investments, at fair value (identified cost — $40,036,068)	$41,938,584
Cash	116,500
Foreign currency, at value (cost — $897)	897
Receivables:
Due from Broker	996,552
Dividends and interest	405,641
Investment securities sold	130,647
Capital shares sold	90,291
Variation margin	47,615
Options purchased, at value (cost — $324,673)	201,293
Cash pledged as collateral for futures contracts	221,313
Prepaid expenses	7,458
Total Assets	$44,156,791
Liabilities:
Securities sold short (proceeds — $3,354,890)	$3,473,383
Payables:
Due to Broker	7,224,988
Investment securities purchased	284,595
Capital shares redeemed	61,683
Distributions to Shareholders	43,653
Investment advisory fees	23,595
Variation margin	11,760
Dividend expense on securities sold short	7,216
Shareholder servicing fees	5,441
Chief Compliance Officer fees	4,130
Administration fees	2,448
Trustees' fees	42
Options written, at value (premiums received — $85,729)	80,590
Other accrued expenses	37,770
Total Liabilities	$11,261,294
Net Assets:	$32,895,497
Net Assets consist of:
Paid-in capital	$34,856,159
Distributions in excess of net investment income	(62,418)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(3,801,256)
Net unrealized appreciation on investments and securities sold short	1,784,023
Net unrealized depreciation on options	(118,241)
Net unrealized appreciation on futures contracts	237,232
Net unrealized depreciation on foreign currency translation	(2)
Net Assets	$32,895,497
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 3,446,020 shares outstanding)	$32,895,497
Net Asset Value, offering and redemption price per share — Institutional	$9.55

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Statement of Operations for the six-month period ended November 30, 2017

Investment Income:
Dividends	$494,793
Interest	699,272
Less: Foreign Taxes Withheld	(2,565)
Total investment income	1,191,500
Expenses:
Investment advisory fees	161,740
Shareholder servicing fees	32,348
Prime Broker fees	88,105
Dividend expense on securities sold short	65,066
Chief Compliance Officer fees	17,597
Professional fees	17,217
Accounting and administration fees	14,557
Registration and filing expenses	9,771
Custodian fees	8,444
Printing fees	6,245
Trustees' fees	3,510
Transfer agent fees	2,123
Other	6,056
Total expenses	432,779
Less:
Investment advisory fee waiver	(20,834)
Net expenses	411,945
Net investment income	779,555
Realized and unrealized gain (loss) on:
Net realized gain on investments	235,063
Net realized gain on securities sold short	79,394
Net realized loss on futures contracts	(582,741)
Net realized loss on options	(378,664)
Net realized loss on foreign currency transactions	(1,424)
Net realized loss	(648,372)
Net change in unrealized appreciation/(depreciation) on investments	307,670
Net change in unrealized appreciation/(depreciation) on securities sold short	(153,381)
Net change in unrealized appreciation/(depreciation) on futures contracts	570,155
Net change in unrealized appreciation/(depreciation) on options	(36,505)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	1
Net change in unrealized appreciation/(depreciation)	687,940
Net realized and unrealized gain	39,568
Net increase in net assets resulting from operations:	$819,123

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2017 (Unaudited)	For the Fiscal Year Ended May 31, 2017
Operations:
Net investment income	$779,555	$1,289,956
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(648,372)	(154,991)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, options and foreign currency translation	687,940	(134,155)
Net increase in net assets resulting from operations	819,123	1,000,810
Distributions to shareholders from:
Net investment income	(790,343)	(1,231,158)
Return of Capital	—	(183,812)
Total distributions	(790,343)	(1,414,970)
Capital share transactions:
Institutional
Shares issued	3,834,414	6,027,493
Shares reinvested	681,666	1,101,113
Shares redeemed	(2,147,797)	(6,648,392)
Increase in net assets from capital share transactions	2,368,283	480,214
Increase in net assets	2,397,063	66,054
Net Assets:
Beginning of period/year	30,498,434	30,432,380
End of period/year	$32,895,497	$30,498,434
Distributions in excess of net investment income	$(62,418)	$(51,630)
Share Transactions:
Institutional
Shares issued	400,939	625,921
Shares reinvested	71,406	114,934
Shares redeemed	(224,278)	(693,087)
Increase in shares	248,067	47,768
Institutional outstanding at beginning of period/year	3,197,953	3,150,185
Institutional at end of period/year	3,446,020	3,197,953

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Statement of Cash Flows for the six-month period ended
November 30, 2017

Cash Flows from Operating Activities:
Net increase in net assets derived from investment operations	$819,123
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(30,528,324)
Proceeds from sale of investments	29,225,868
Purchased options/purchases to cover written options and securities sold short	3,842,119
Proceeds from sale of options/expired options and securities sold short	(5,599,194)
Amortization (accretion of market discount)	14,176
Net realized gain (loss) on:
Investments	(235,063)
Options	378,664
Securities sold short	(79,394)
Net change in unrealized appreciation (depreciation) on:
Investments	(307,670)
Options	36,505
Securities sold short	153,381
Changes in assets:
Foreign currency	(897)
Dividends and interest	(21,192)
Investment securities sold	(72,262)
Variation margin receivable	(44,995)
Due from broker	(234,130)
Cash pledged as collateral for futures contracts	57,727
Prepaid expenses	4,191
Changes in liabilities:
Investment securities purchased	(114,270)
Variation margin payable	(8,611)
Investment advisory fees	5,597
Dividend expense on securities sold short	(9,208)
Shareholder servicing fees	218
Administration fees	97
Chief Compliance Officer fees	3,089
Trustees' fees	(61)
Due to custodian	(40)
Due to broker	1,240,245
Other accrued expenses	(10,802)
Net cash used in operating activities	(1,485,113)
Cash Flows from Financing Activities:
Shares issued	3,744,952
Distributions to shareholders	(105,170)
Shares redeemed	(2,133,737)
Net cash provided by financing activities	1,506,045
Net change in cash	20,932
Cash at beginning of period	95,568
Cash at end of period	$116,500
Supplemental Non-Cash Activities:
Reinvestment of dividend distributions	$681,666

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

Financial Highlights—Per share data (for a share outstanding throughout each year/period)

	Institutional
	For the Six-Month Period Ended Nov. 30 2017 (Unaudited)		For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013@
Net Asset Value, Beginning of Period/Year	$9.54		$9.66	$10.13	$10.51	$10.00	$0.00
Shares Issued	—		—	—	—	—	10.00
Investment Operations:
Net investment income(a)	0.23		0.40	0.38	0.36	0.22	—
Net realized and unrealized gain (loss) on investments	0.01		(0.08)	(0.45)	(0.38)	0.50	—
Total from investment operations	0.24		0.32	(0.07)	(0.02)	0.72	—
Distributions from:
Net investment income	(0.23)		(0.38)	(0.37)	(0.34)	(0.21)	—
Net capital gains	—		—	—	—	— (b)	—
Net return of capital	—		(0.06)	(0.03)	(0.02)	—	—
Total distributions	(0.23)		(0.44)	(0.40)	(0.36)	(0.21)	—
Net Asset Value, End of Period/Year	$9.55		$9.54	$9.66	$10.13	$10.51	$10.00
Total return	2.57	%(c)	3.41%	(0.63)%	(0.19)%	7.24%	0.00	%(c)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$32,895		$30,498	$30,432	$31,026	$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver	2.68	%(d)	3.10%	2.83%	2.90%	4.65%	—	%(d)
After fee waiver (e)	2.55	%(d)	2.94%	2.76%	2.62%	2.89%	—	%(d)
Ratio of net investment income to average net assets	4.82	%(d)	4.19%	3.89%	3.47%	2.16%	—	%(d)
Portfolio turnover rate	35	%(f)	87%	86%	131%	109%	—	%(f)

@	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.

(a)	Based on the average daily number of shares outstanding during the period.

(b)	The amount represents less than $0.01 per share.
(c)	Return is for the period indicated and has not been annualized.
(d)	Annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.
(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

22	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2017

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2017, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,171,007.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques

(Unaudited)	23

used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2017, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$ 2,292,297	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 7.93 - 17.10 years (12.51 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.31 years - 4.80 years (1.80 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+266 - N+276 (N+269)
			Offered Quotes Variance to Mark	0.33% - 1.19% (0.84%)

24	CCM Alternative Income Fund

Financial Asset	Fair Value at November 30, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - USDA Loan	$ 878,710	Matrix Pricing	Structure	40 year term, with 3 years remaining penalty (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	239/N/8.51CPR
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Securities	$ 604,448	Matrix Pricing	Structure	Fixed Rate Coupons
			Average Life	9.71 years
			Coupon	4.33%
			Spread to Benchmark	N+205
			Offered Quotes Variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

(Unaudited)	25

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

26	CCM Alternative Income Fund

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2017.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six-month period ended November 30, 2017.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund

(Unaudited)	27

replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

28	CCM Alternative Income Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2017 were as follows:

	Shares	Amount
Institutional
Shares issued	400,939	$3,834,414
Shares reinvested	71,406	681,666
Shares redeemed	(224,278)	(2,147,797)
Net Increase	248,067	$2,368,283

Transactions in shares of the Fund for the fiscal year ended May 31, 2017 were as follows:

	Shares	Amount
Institutional
Shares issued	625,921	$6,027,493
Shares reinvested	114,934	1,101,113
Shares redeemed	(693,087)	(6,648,392)
Net Increase	47,768	$480,214

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the six-month period ended November 30, 2017, were as follows:

Purchases:
U.S. Government	$—
Other	16,770,371
Sales and Maturities:
U.S. Government	$29,913
Other	14,255,936

At November 30, 2017, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$37,110,629
Gross unrealized appreciation	2,177,795
Gross unrealized depreciation	(702,520)
Net appreciation on investments	$1,475,275

(Unaudited)	29

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of November 30, 2017, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized appreciation on futures contracts*	$23,185	$—
Interest rate contracts	Net unrealized appreciation on futures contracts*	373,429	—
Equity contracts	Net unrealized depreciation on futures contracts*	—	(159,382)
	Options purchased, at value/Options written, at value	201,293	(80,590)
		$597,907	$(239,972)

*	Amounts are included in Due from/to broker on the Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2017, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$(41,555)	$18,340	$(23,215)
Interest rate contracts Futures Contracts	(501,189)	710,595	209,406
Equity contracts Futures Contracts	(39,997)	(158,780)	(198,777)
Options	(378,664)	(36,505)	(415,169)
	$(961,405)	$533,650	$(427,755)

30	CCM Alternative Income Fund

The following table discloses the volume of the Fund’s futures contracts and option contracts activity during the six-month period ended November 30, 2017:

	Currency Contracts ($)	Interest Rate Contracts ($)	Equity Contracts ($)
Futures Contracts:
Average Notional Balance Long	—	—	—
Average Notional Balance Short	543,162	3,005,276	878,226
Ending Notional Balance Long	—	—	—
Ending Notional Balance Short	565,825	18,386,944	1,827,138
Option Contracts:
Average Notional Balance Long	—	—	404,184
Average Notional Balance Short	—	—	126,455
Ending Notional Balance Long	—	—	12,002,365
Ending Notional Balance Short	—	—	8,995,124

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of November 30, 2017				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	$47,615	$(11,760)	$35,855	$—	$—	$35,855
Total	$47,615	$(11,760)	$35,855	$—	$—	$35,855

(Unaudited)	31

Offsetting the Financial Liabilities and Derivative Liabilities
As of November 30, 2017				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$3,473,383	$3,473,383	$—	$(3,473,383)	$—
Total	$—	$3,473,383	$3,473,383	$—	$(3,473,383)	$—

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six-month period ended November 30, 2017, the Advisor was entitled to receive advisory fees of $161,740.

The Board of Trustees of the Trust (the “Board”) approved the termination of Badge Investment Partners LLC (“Badge” or the “Sub-Advisor”) as Sub-Advisor to the Fund, effective June 7, 2017. The Advisor paid the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provided certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the period June 1, 2017 through June 7, 2017, the Advisor did not pay any sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2018. For the six-month period ended November 30, 2017, the Fund incurred expenses under the Services Plan of $32,348.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2018 to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor waived $20,834 of these fees. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

32	CCM Alternative Income Fund

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2017, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, partnerships, Passive Foreign Investment Companies and return of capital, were reclassified to/from the following accounts:This reclassification had no effect on net asset value per share.

Increase Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in Capital
$177,190	$7,779	$(184,969)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2017	Fiscal Year Ended May 31, 2016
Distributions declared from:
Ordinary income	$1,231,158	$1,150,302
Return of Capital	183,812	100,776
Total Distributions	$1,414,970	$1,251,078

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

(Unaudited)	33

As of May 31, 2017, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(2,641,929)
Post-October losses	(317,475)
Other temporary differences	(380,317)
Unrealized appreciation, net	1,350,279
Accumulated losses, net	$(1,989,442)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2017, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$2,490,506	$151,423	$2,641,929

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance

34	CCM Alternative Income Fund

depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

(Unaudited)	35

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

36	CCM Alternative Income Fund

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

November 30, 2017

(Unaudited)	1

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	38
Notes to Financial Statements	41

2	The Community Reinvestment Act Qualified Investment Fund

Fund Profile November 30, 2017

Top Ten Holdings*
(% of Net Assets)

FNMA Multifamily, 3.39%, 03/01/2033	0.64%
FNMA Single Family, 3.50%, 03/01/2046	0.59%
GNMA Multifamily, Cl EA 2.65%, 08/16/2058	0.55%
FNMA Single Family, 3.50%, 01/01/2046	0.53%
FNMA Single Family, 3.00%, 08/01/2046	0.48%
FNMA Single Family, 3.50%, 02/01/2046	0.47%
GNMA Multifamily, 3.10%, 09/15/2055	0.46%
GNMA Multifamily, Cl AB 2.35%, 04/16/2047	0.46%
GNMA Multifamily, Cl A 2.50%, 11/16/2057	0.45%
GNMA Multifamily, Cl EA 2.50%, 12/16/2057	0.45%
5.08%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	1.39%
Certificate of Deposit	0.01%
Corporate Bonds	0.78%
FGLMC Multifamily	0.24%
FGLMC Single Family	6.24%
FHA Project Loans	0.47%
FNMA Multifamily	13.29%
FNMA Single Family	23.20%
GNMA Multifamily	22.33%
GNMA Single Family	2.24%
HUD	0.42%
Money Market Fund	3.39%
Municipal Bonds	22.09%
Small Business Administration	3.65%
Small Business Administration Participation Certificates	0.05%
U.S. Treasury Bonds	0.57%
USDA Loan	0.04%
Liabilities in Excess of Other Assets	(0.40)%
100.00%

(Unaudited)	3

Expenses November 30, 2017

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2017 and held for the six-month period ended November 30, 2017.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period* June 1, 2017 Through November 30, 2017
Actual	CRA Shares	$1,000.00	$1,001.60	$4.52
	Institutional Shares	1,000.00	1,003.90	2.26
	Retail Shares	1,000.00	1,002.10	4.02
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.56	$4.56
	Institutional Shares	1,000.00	1,022.81	2.28
	Retail Shares	1,000.00	1,021.06	4.05

*	Expenses are equal to the annualized expense ratios of 0.90%, 0.45%, and 0.80% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.16%, 0.39% and 0.21% for the period June 1, 2017 to November 30, 2017 for CRA Shares, Institutional Shares and Retail Shares, respectively.

4	The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments November 30, 2017

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.17%
FGLMC Multifamily - 0.24%
KF36, 1.57%, VAR LIBOR USD 1 Month+0.340%, 08/25/2024	$5,100,000	$5,063,304

FGLMC Single Family - 6.24%
Pool Q16506, 3.00%, 02/01/2043	46,572	46,587
Pool Q40627, 3.00%, 05/01/2046	6,366,614	6,361,148
Pool Q41877, 3.00%, 07/01/2046	6,433,848	6,428,324
Pool Q43158, 3.00%, 09/01/2046	3,185,459	3,182,724
Pool Q44344, 3.00%, 11/01/2046	1,271,506	1,270,283
Pool Q44395, 3.00%, 11/01/2046	3,560,093	3,557,036
Pool Q45623, 3.00%, 01/01/2047	5,791,746	5,785,873
Pool Q07121, 3.50%, 04/01/2042	357,879	367,350
Pool Q07398, 3.50%, 04/01/2042	127,286	131,106
Pool Q37430, 3.50%, 11/01/2045	2,865,374	2,939,410
Pool Q38376, 3.50%, 01/01/2046	4,043,422	4,147,895
Pool Q39359, 3.50%, 03/01/2046	5,660,440	5,806,693
Pool Q40641, 3.50%, 05/01/2046	3,198,316	3,280,953
Pool Q45628, 3.50%, 01/01/2047	6,080,447	6,237,552
Pool Q47221, 3.50%, 03/01/2047	1,442,448	1,479,717
Pool Q48279, 3.50%, 05/01/2047	1,767,710	1,816,902
Pool Q49035, 3.50%, 06/01/2047	2,627,118	2,700,224
Pool Q49605, 3.50%, 07/01/2047	1,146,593	1,178,637
Pool Q50514, 3.50%, 08/01/2047	165,726	170,008
Pool Q50393, 3.50%, 09/01/2047	4,269,989	4,380,316
Pool Q50943, 3.50%, 09/01/2047	2,402,482	2,464,557
Pool Q51685, 3.50%, 10/01/2047	3,648,960	3,743,242
Pool V83539, 3.50%, 10/01/2047	3,076,029	3,155,507
Pool Q52610, 3.50%, 11/01/2047	3,406,696	3,494,718
Pool A95574, 4.00%, 12/01/2040	181,363	190,116
Pool A97097, 4.00%, 02/01/2041	75,534	78,930
Pool A97712, 4.00%, 03/01/2041	446,886	471,818
Pool Q03658, 4.00%, 10/01/2041	479,308	501,741
Pool Q04226, 4.00%, 10/01/2041	311,107	325,107
Pool Q39374, 4.00%, 03/01/2046	102,221	106,812
Pool Q47223, 4.00%, 03/01/2047	2,386,212	2,500,263
Pool Q47775, 4.00%, 04/01/2047	1,735,885	1,820,904
Pool Q48287, 4.00%, 05/01/2047	4,653,184	4,862,385
Pool Q48819, 4.00%, 06/01/2047	3,383,665	3,549,396
Pool Q49040, 4.00%, 06/01/2047	6,781,552	7,106,489
Pool Q49606, 4.00%, 07/01/2047	5,269,363	5,521,851
Pool Q49898, 4.00%, 08/01/2047	2,327,560	2,432,205
Pool Q50396, 4.00%, 08/01/2047	173,208	180,995
Pool Q50397, 4.00%, 08/01/2047	4,540,203	4,757,751
Pool Q50951, 4.00%, 09/01/2047	4,104,436	4,301,106
Pool Q51686, 4.00%, 10/01/2047	3,015,588	3,151,169
Pool V83540, 4.00%, 10/01/2047	2,478,801	2,590,240
Pool A91363, 4.50%, 03/01/2040	310,240	331,754
Pool A91756, 4.50%, 03/01/2040	321,648	343,060
Pool A92905, 4.50%, 06/01/2040	136,842	145,469
Pool A93467, 4.50%, 08/01/2040	296,577	317,447
Pool Q01597, 4.50%, 05/01/2041	305,202	324,448

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool Q02377, 4.50%, 07/01/2041	$170,902	$181,703
Pool Q47624, 4.50%, 04/01/2047	1,448,908	1,552,734
Pool Q48294, 4.50%, 05/01/2047	1,356,905	1,454,376
Pool Q49044, 4.50%, 07/01/2047	2,718,849	2,908,384
Pool Q49608, 4.50%, 07/01/2047	1,176,386	1,260,892
Pool Q49902, 4.50%, 08/01/2047	425,122	455,659
Pool A68734, 5.00%, 07/01/2037	20,330	21,916
Pool A91364, 5.00%, 03/01/2040	422,710	458,469
Pool A91757, 5.00%, 04/01/2040	55,782	60,167
Pool A92906, 5.00%, 07/01/2040	314,640	340,466
Pool A56707, 5.50%, 01/01/2037	69,819	76,530
Pool A58653, 5.50%, 03/01/2037	112,937	123,793
Pool A68746, 5.50%, 10/01/2037	147,109	161,250
Pool A76192, 5.50%, 04/01/2038	301,700	331,727
Pool A76444, 5.50%, 04/01/2038	114,977	126,028
Pool A78742, 5.50%, 06/01/2038	991,149	1,094,299
Pool G06072, 6.00%, 06/01/2038	542,910	611,937
Pool G06073, 6.50%, 10/01/2037	908,010	1,054,000
		132,312,548
FHA Project Loans - 0.47%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,955,023	3,049,548
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,633,228	5,928,874
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	601,827	632,472
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	246,952	246,140
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	71,291	71,105
		9,928,139
FNMA Multifamily - 13.29%
Pool AN1342, 1.11%, VAR ICE LIBOR USD 1 Month+0.670%, 05/01/2026	750,000	749,815
Pool AM6550, 1.21%, 01/01/2019	129,376	128,639
Pool AM8728, 1.53%, VAR ICE LIBOR USD 1 Month+0.300%, 05/01/2025	5,692,431	5,692,731
Pool AM4462, 1.67%, VAR ICE LIBOR USD 1 Month+0.440%, 11/01/2023	1,127,663	1,130,291
Pool AM4701, 1.72%, VAR LIBOR USD 1 Month+0.490%, 11/01/2023	3,741,330	3,740,411
Pool AM2208, 1.81%, 01/01/2020	680,777	674,946
Pool AN2159, 2.06%, 12/01/2022	1,471,307	1,437,139
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,290,285
Pool 471510, 2.29%, 06/01/2019	225,174	225,500
Pool AM2024, 2.30%, 01/01/2023	995,846	986,751
Pool AN1684, 2.30%, 06/01/2023	2,741,206	2,711,216
Pool AM2274, 2.31%, 01/01/2023	228,092	226,925
Pool AM1114, 2.34%, 11/01/2022	1,130,640	1,118,723
Pool AN4892, 2.35%, 01/01/2022	2,200,000	2,192,102
Pool AM1718, 2.46%, 02/01/2023	916,120	914,224
Pool AM2198, 2.48%, 01/01/2023	102,551	102,566
Pool AN3584, 2.53%, 11/01/2028	1,000,000	961,531
Pool AN1381, 2.56%, 08/01/2026	947,346	931,650
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,227,685
Pool AM8016, 2.60%, 02/01/2022	2,167,039	2,178,183
Pool 522294, 2.63%, 09/06/2024	250,000	253,724
Pool AM8148, 2.68%, 03/01/2027	3,000,000	2,965,237
Pool AN1428, 2.69%, 04/01/2026	1,517,811	1,512,118
Pool AN0668, 2.75%, 10/01/2021	5,062,766	5,131,523
Pool AN0761, 2.75%, 10/01/2021	2,818,438	2,856,525

The accompanying notes are an integral part of the financial statements.

6	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AN0777, 2.75%, 11/01/2021	$5,739,967	$5,818,359
Pool AM9007, 2.78%, 05/01/2025	502,058	506,261
Pool AN0454, 2.80%, 02/01/2026	1,185,412	1,194,265
Pool AM8561, 2.82%, 04/01/2025	4,294,489	4,349,709
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,576,535
Pool AN0876, 2.85%, 02/01/2026	1,454,921	1,470,871
Pool AN6116, 2.85%, 07/01/2027	677,418	677,925
Pool AM0414, 2.87%, 09/01/2027	2,950,000	2,945,487
Pool 471460, 2.88%, 06/01/2022	906,067	923,060
Pool AN0350, 2.88%, 12/01/2025	1,161,080	1,175,432
Pool AM7627, 2.95%, 01/01/2025	2,988,998	3,037,188
Pool AN6823, 2.95%, 09/01/2029	6,964,000	6,918,318
Pool 471372, 2.96%, 05/01/2022	360,826	368,668
Pool AM8317, 2.96%, 03/01/2025	191,813	195,113
Pool AN5781, 2.96%, 06/01/2029	397,341	395,765
Pool AM9592, 2.97%, 01/01/2023	1,779,829	1,813,828
Pool AN5536, 2.97%, 05/01/2027	4,193,559	4,236,144
Pool AN6926, 3.00%, 11/01/2032	3,300,000	3,269,659
Pool AN0915, 3.01%, 02/01/2026	1,180,860	1,205,850
Pool AN7354, 3.03%, 11/01/2027	2,775,000	2,810,073
Pool AM7831, 3.04%, 01/01/2025	1,944,772	1,993,921
Pool AN3838, 3.05%, 01/01/2022	494,387	505,394
Pool 470211, 3.06%, 12/01/2021	1,102,579	1,129,386
Pool AN5273, 3.06%, 05/01/2027	415,000	422,045
Pool AN6579, 3.06%, 09/01/2027	1,520,930	1,530,164
Pool AN5758, 3.09%, 06/01/2027	1,569,579	1,589,182
Pool AN6094, 3.11%, 07/01/2032	2,887,368	2,873,170
Pool AM9429, 3.12%, 07/01/2025	1,441,844	1,482,211
Pool AN4301, 3.15%, 01/01/2027	1,000,000	1,021,804
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,381,424
Pool AN6262, 3.20%, 08/01/2027	1,744,140	1,787,245
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,577,044
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,281,877
Pool AN4133, 3.21%, 01/01/2033	739,463	746,788
Pool AM8227, 3.21%, 03/01/2033	95,748	95,831
Pool AM9393, 3.23%, 07/01/2025	3,855,411	3,990,770
Pool AN5192, 3.23%, 04/01/2027	3,705,390	3,808,252
Pool AN5792, 3.30%, 04/01/2034	949,283	950,920
Pool AM9780, 3.31%, 03/01/2031	1,464,501	1,484,666
Pool AM6620, 3.34%, 08/01/2024	1,280,229	1,306,016
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,054,893
Pool AN4505, 3.36%, 02/01/2032	1,000,000	1,021,323
Pool 470414, 3.37%, 01/01/2022	227,034	226,666
Pool AM3973, 3.37%, 07/01/2023	3,400,628	3,534,855
Pool AN4770, 3.38%, 03/01/2027	4,355,330	4,525,638
Pool AN4978, 3.39%, 03/01/2033	13,250,000	13,491,317
Pool AM9489, 3.40%, 07/01/2030	4,862,431	4,962,674
Pool AN5418, 3.40%, 05/01/2033	750,000	759,377
Pool AM5883, 3.41%, 05/01/2024	1,320,524	1,379,650
Pool AM5986, 3.44%, 06/01/2026	4,600,000	4,807,735
Pool AN4404, 3.45%, 01/01/2027	2,687,446	2,783,947
Pool AN0092, 3.45%, 11/01/2032	3,679,710	3,795,497
Pool CA0918, 3.50%, 12/01/2047	3,254,664	3,360,441
Pool 469683, 3.54%, 11/01/2021	1,577,191	1,642,484
Pool AM6060, 3.55%, 06/01/2029	1,897,142	1,979,673

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool 471656, 3.60%, 06/01/2030	$745,666	$757,676
Pool AM4667, 3.69%, 11/01/2023	1,136,064	1,199,472
Pool AN4782, 3.69%, 02/01/2037	1,682,115	1,732,182
Pool AN1108, 3.76%, 03/01/2046	292,022	301,534
Pool AN0582, 3.78%, 01/01/2031	413,823	441,103
Pool AN4171, 3.79%, 01/01/2035	839,927	901,045
Pool AM3096, 3.79%, 05/01/2043	365,972	381,376
Pool 469075, 3.82%, 09/01/2021	680,799	714,804
Pool AM9376, 3.83%, 07/01/2045	483,378	506,523
Pool 466973, 3.85%, 01/01/2021	3,499,754	3,652,443
Pool 469094, 3.90%, 09/01/2026	170,357	176,984
Pool 468980, 3.95%, 09/01/2021	723,274	762,623
Pool AN0360, 3.95%, 12/01/2045	5,000,000	5,438,905
Pool 468263, 3.98%, 06/01/2021	3,609,024	3,798,247
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,069,239
Pool AM2974, 4.10%, 04/01/2043	1,104,607	1,183,450
Pool AN4676, 4.10%, 03/01/2047	1,336,928	1,438,489
Pool AM5197, 4.20%, 01/01/2030	3,209,167	3,498,387
Pool 465435, 4.22%, 07/01/2020	425,544	445,521
Pool 467899, 4.23%, 04/01/2021	426,649	451,526
Pool 469501, 4.28%, 11/01/2029	1,280,893	1,374,363
Pool 467460, 4.33%, 04/01/2021	720,457	764,639
Pool 463873, 4.38%, 11/01/2019	386,875	401,843
Pool 467315, 4.46%, 02/01/2021	366,715	387,740
Pool 467732, 4.57%, 04/01/2021	270,545	273,163
Pool 469625, 4.68%, 11/01/2041	2,346,321	2,541,881
Pool 468251, 4.76%, 06/01/2026	576,399	631,292
Pool 464133, 4.85%, 01/01/2025	1,969,226	2,150,931
Pool 387517, 5.02%, 08/01/2020	586,880	618,205
Pool 463944, 5.06%, 12/01/2024	1,943,740	2,145,376
Pool 466907, 5.13%, 03/01/2026	384,593	429,857
Pool 387215, 5.19%, 01/01/2023	420,223	451,418
Pool 465394, 5.20%, 03/01/2026	517,569	571,111
Pool 463895, 5.25%, 10/01/2025	3,111,829	3,485,118
Pool 468996, 5.27%, 06/01/2029	1,153,920	1,312,161
Pool 468520, 5.29%, 01/01/2028	1,381,548	1,556,414
Pool 387349, 5.31%, 04/01/2020	1,188,135	1,259,332
Pool 958081, 5.36%, 01/01/2019	659,700	672,497
Pool 464523, 5.51%, 07/01/2024	1,021,655	1,156,769
Pool 874487, 5.52%, 05/01/2025	479,939	546,011
Pool 873550, 5.55%, 04/01/2024	219,392	245,097
Pool 463000, 5.58%, 08/01/2021	1,216,675	1,322,213
Pool 467505, 5.66%, 03/01/2023	797,699	899,889
Pool 874481, 5.75%, 04/01/2022	3,354,045	3,626,798
Pool 463507, 5.76%, 03/01/2027	3,261,775	3,761,915
Pool 873731, 5.88%, 07/01/2023	1,171,450	1,295,670
Pool 465990, 5.94%, 07/01/2027	451,806	515,328
Pool 387005, 5.95%, 06/01/2022	332,888	347,906
Pool 873949, 5.95%, 09/01/2024	1,209,618	1,322,677
Pool 463657, 5.96%, 10/01/2027	1,082,416	1,256,882
Pool 463839, 5.96%, 11/01/2027	639,896	730,216
Pool 873679, 6.10%, 06/01/2024	424,632	472,874
Pool 467914, 6.10%, 04/01/2041	509,420	609,818
Pool 463997, 6.12%, 12/01/2027	940,752	1,035,054
Pool 958614, 6.22%, 04/01/2027	353,325	401,848

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 464836, 6.23%, 03/01/2028	$1,656,880	$1,846,948
Pool 465259, 6.29%, 04/01/2028	1,223,466	1,360,500
Pool 465260, 6.33%, 06/01/2028	1,500,510	1,683,430
Pool 464254, 6.34%, 11/01/2027	2,485,704	2,717,894
Pool 464969, 6.34%, 04/01/2028	2,526,892	3,017,178
Pool 464890, 6.37%, 04/01/2028	1,431,821	1,582,728
Pool 874736, 6.43%, 10/01/2025	430,493	477,615
Pool 464632, 6.50%, 02/01/2028	470,754	553,263
Pool 465588, 6.55%, 07/01/2028	571,236	679,163
Pool 466756, 6.59%, 12/01/2028	1,741,459	2,099,975
Pool 464473, 6.60%, 02/01/2040	1,038,497	1,217,875
Pool 464573, 6.72%, 02/01/2040	2,213,910	2,553,058
Pool 466595, 6.78%, 11/01/2025	3,588,036	4,193,421
Pool 469854, 8.26%, 12/01/2026	1,582,364	1,858,265
		281,780,378
FNMA Single Family - 23.20%
Pool AB6333, 3.00%, 09/01/2042	810,312	812,778
Pool AP7482, 3.00%, 09/01/2042	741,651	743,907
Pool AP9712, 3.00%, 09/01/2042	443,887	445,238
Pool AB6817, 3.00%, 10/01/2042	531,639	532,361
Pool AB7486, 3.00%, 12/01/2042	1,679,445	1,684,297
Pool AR5591, 3.00%, 01/01/2043	82,479	82,730
Pool AB8571, 3.00%, 02/01/2043	1,707,572	1,712,769
Pool AT1983, 3.00%, 04/01/2043	913,095	915,733
Pool AB9496, 3.00%, 05/01/2043	90,105	90,379
Pool AR6415, 3.00%, 05/01/2043	569,208	570,824
Pool AT0343, 3.00%, 05/01/2043	367,440	368,444
Pool AS7134, 3.00%, 05/01/2046	2,569,349	2,564,567
Pool AS7340, 3.00%, 06/01/2046	7,462,337	7,448,448
Pool BC1141, 3.00%, 06/01/2046	1,794,319	1,790,980
Pool AS7521, 3.00%, 07/01/2046	5,852,808	5,841,915
Pool BD0472, 3.00%, 07/01/2046	1,734,417	1,731,189
Pool AS7816, 3.00%, 08/01/2046	10,202,118	10,183,131
Pool BC2796, 3.00%, 08/01/2046	5,012,548	5,003,218
Pool AS7899, 3.00%, 09/01/2046	5,644,815	5,634,309
Pool BD6343, 3.00%, 09/01/2046	1,378,596	1,377,225
Pool AS8079, 3.00%, 10/01/2046	5,417,439	5,407,356
Pool BC4722, 3.00%, 10/01/2046	2,959,101	2,953,593
Pool AS8290, 3.00%, 11/01/2046	5,751,504	5,740,800
Pool AS8463, 3.00%, 12/01/2046	6,745,991	6,733,435
Pool BC9073, 3.00%, 12/01/2046	4,653,437	4,644,776
Pool BD7042, 3.00%, 03/01/2047	1,266,585	1,265,279
Pool TBA, 3.50%, 12/01/2040	6,847,119	7,020,704
Pool AP2097, 3.50%, 08/01/2042	96,797	99,762
Pool AS0092, 3.50%, 07/01/2043	432,142	444,070
Pool AU1769, 3.50%, 08/01/2043	580,011	596,021
Pool AX3104, 3.50%, 09/01/2044	434,700	446,875
Pool AX0901, 3.50%, 10/01/2044	390,083	400,281
Pool AS3724, 3.50%, 11/01/2044	409,307	420,007
Pool AX2559, 3.50%, 11/01/2044	313,482	322,842
Pool AS3925, 3.50%, 12/01/2044	288,744	296,293
Pool AX4858, 3.50%, 12/01/2044	1,479,503	1,518,182
Pool AY1745, 3.50%, 12/01/2044	306,907	315,365
Pool AS4238, 3.50%, 01/01/2045	574,707	590,514
Pool AX7551, 3.50%, 01/01/2045	1,278,270	1,313,498

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool AS4392, 3.50%, 02/01/2045	$429,149	$441,572
Pool AY4388, 3.50%, 02/01/2045	1,464,480	1,508,232
Pool AS4536, 3.50%, 03/01/2045	1,467,071	1,505,425
Pool AX9585, 3.50%, 03/01/2045	2,859,004	2,933,748
Pool AY5019, 3.50%, 03/01/2045	1,230,738	1,262,914
Pool AS4738, 3.50%, 04/01/2045	2,611,878	2,680,162
Pool AY1387, 3.50%, 04/01/2045	1,085,776	1,114,162
Pool AS4913, 3.50%, 05/01/2045	3,493,381	3,584,710
Pool AY3458, 3.50%, 05/01/2045	3,092,298	3,177,476
Pool AY8252, 3.50%, 05/01/2045	947,211	973,755
Pool AY8271, 3.50%, 05/01/2045	1,441,583	1,479,271
Pool AS5117, 3.50%, 06/01/2045	4,777,521	4,902,422
Pool AZ2274, 3.50%, 06/01/2045	1,283,867	1,319,852
Pool AZ2316, 3.50%, 06/01/2045	1,064,029	1,091,847
Pool AS5351, 3.50%, 07/01/2045	7,995,545	8,204,576
Pool AZ0805, 3.50%, 07/01/2045	8,007,469	8,216,812
Pool AZ5686, 3.50%, 07/01/2045	992,522	1,019,355
Pool AS5579, 3.50%, 08/01/2045	2,112,637	2,167,868
Pool AZ5696, 3.50%, 08/01/2045	909,148	934,666
Pool AS5767, 3.50%, 09/01/2045	5,740,323	5,890,395
Pool AZ2904, 3.50%, 09/01/2045	3,309,994	3,396,529
Pool AZ9193, 3.50%, 09/01/2045	1,015,495	1,042,948
Pool AS5917, 3.50%, 10/01/2045	4,595,158	4,715,291
Pool AZ4755, 3.50%, 10/01/2045	2,378,017	2,446,140
Pool AS6127, 3.50%, 11/01/2045	2,979,539	3,057,434
Pool AS6309, 3.50%, 12/01/2045	5,379,090	5,519,718
Pool BC0066, 3.50%, 12/01/2045	4,704,793	4,834,276
Pool AS6467, 3.50%, 01/01/2046	10,850,834	11,134,512
Pool AS6616, 3.50%, 02/01/2046	7,317,324	7,508,624
Pool BC0223, 3.50%, 02/01/2046	9,770,560	10,025,996
Pool BC0226, 3.50%, 02/01/2046	257,934	264,677
Pool AS6785, 3.50%, 03/01/2046	12,248,999	12,569,230
Pool AS6956, 3.50%, 04/01/2046	4,680,276	4,802,634
Pool BC0801, 3.50%, 04/01/2046	5,040,291	5,172,062
Pool AS7135, 3.50%, 05/01/2046	746,116	766,730
Pool BC6041, 3.50%, 05/01/2046	4,537,083	4,655,698
Pool BC1128, 3.50%, 06/01/2046	447,808	459,515
Pool BD0456, 3.50%, 06/01/2046	1,347,646	1,384,756
Pool BC9068, 3.50%, 12/01/2046	2,065,624	2,122,718
Pool AS8635, 3.50%, 01/01/2047	6,704,643	6,879,925
Pool AS8808, 3.50%, 02/01/2047	3,618,645	3,713,249
Pool AS8918, 3.50%, 03/01/2047	7,959,615	8,167,707
Pool BD7046, 3.50%, 03/01/2047	7,110,398	7,296,289
Pool BE7198, 3.50%, 03/01/2047	1,062,298	1,092,837
Pool AS9380, 3.50%, 04/01/2047	5,358,196	5,498,278
Pool BH1139, 3.50%, 04/01/2047	1,493,889	1,534,353
Pool BH1158, 3.50%, 04/01/2047	770,557	790,702
Pool AS9548, 3.50%, 05/01/2047	7,881,390	8,087,437
Pool BD2416, 3.50%, 05/01/2047	3,316,661	3,403,370
Pool AS9814, 3.50%, 06/01/2047	6,178,482	6,340,009
Pool BE3687, 3.50%, 06/01/2047	1,921,823	1,975,011
Pool BH5307, 3.50%, 06/01/2047	1,108,039	1,139,283
Pool AS9943, 3.50%, 07/01/2047	6,264,131	6,427,897
Pool BH5329, 3.50%, 07/01/2047	1,031,313	1,059,301
Pool BH2607, 3.50%, 08/01/2047	1,508,573	1,548,012

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool CA0116, 3.50%, 08/01/2047	$3,739,589	$3,837,354
Pool BH2671, 3.50%, 09/01/2047	4,103,060	4,210,328
Pool BH5391, 3.50%, 09/01/2047	1,583,095	1,626,058
Pool CA0408, 3.50%, 09/01/2047	2,005,494	2,057,924
Pool BH4063, 3.50%, 10/01/2047	2,429,303	2,492,814
Pool BH9370, 3.50%, 10/01/2047	2,520,197	2,588,594
Pool CA0566, 3.50%, 10/01/2047	3,320,465	3,407,273
Pool BH5746, 3.50%, 11/01/2047	4,449,909	4,566,245
Pool CA0744, 3.50%, 11/01/2047	1,385,221	1,421,436
Pool BJ1663, 3.50%, 12/01/2047	4,706,307	4,829,346
Pool AC1837, 4.00%, 08/01/2039	403,413	424,646
Pool AE5434, 4.00%, 10/01/2040	397,024	417,717
Pool AE9905, 4.00%, 10/01/2040	260,671	272,928
Pool AE7634, 4.00%, 11/01/2040	701,168	739,640
Pool AE7705, 4.00%, 11/01/2040	369,261	385,911
Pool AE8205, 4.00%, 11/01/2040	303,276	319,052
Pool AE8779, 4.00%, 12/01/2040	81,817	85,506
Pool AH0540, 4.00%, 12/01/2040	48,011	50,176
Pool AH2978, 4.00%, 01/01/2041	515,549	541,159
Pool AH2979, 4.00%, 01/01/2041	235,181	247,767
Pool AH5274, 4.00%, 01/01/2041	970,718	1,018,936
Pool AH5643, 4.00%, 01/01/2041	502,401	530,123
Pool AH5665, 4.00%, 02/01/2041	786,713	831,233
Pool AH5670, 4.00%, 02/01/2041	452,033	475,628
Pool AH5671, 4.00%, 02/01/2041	544,442	571,556
Pool AH5672, 4.00%, 02/01/2041	295,524	312,475
Pool AH6770, 4.00%, 03/01/2041	361,581	380,020
Pool AH7282, 4.00%, 03/01/2041	536,596	561,483
Pool AH8877, 4.00%, 04/01/2041	324,759	343,425
Pool AI0124, 4.00%, 04/01/2041	71,808	75,321
Pool AI9871, 4.00%, 09/01/2041	567,622	593,997
Pool AJ3460, 4.00%, 09/01/2041	326,334	342,271
Pool AJ4024, 4.00%, 10/01/2041	454,314	476,775
Pool AJ5285, 4.00%, 11/01/2041	608,270	640,064
Pool AJ7662, 4.00%, 12/01/2041	500,587	524,628
Pool AU9998, 4.00%, 09/01/2043	1,401,376	1,469,705
Pool AS0716, 4.00%, 10/01/2043	2,584,867	2,707,724
Pool AU6713, 4.00%, 10/01/2043	1,334,912	1,403,553
Pool AU6721, 4.00%, 10/01/2043	1,097,516	1,150,354
Pool AU8404, 4.00%, 10/01/2043	1,049,171	1,103,115
Pool AV0191, 4.00%, 10/01/2043	293,816	307,244
Pool AV0214, 4.00%, 10/01/2043	776,100	813,080
Pool AS0929, 4.00%, 11/01/2043	1,603,937	1,679,433
Pool AU6992, 4.00%, 11/01/2043	1,199,329	1,266,566
Pool AU6999, 4.00%, 11/01/2043	2,452,400	2,596,800
Pool AU7007, 4.00%, 11/01/2043	2,089,915	2,188,820
Pool AS1368, 4.00%, 12/01/2043	1,099,008	1,149,837
Pool AV0670, 4.00%, 12/01/2043	2,516,684	2,635,023
Pool AV0683, 4.00%, 12/01/2043	1,091,581	1,155,851
Pool AS1427, 4.00%, 01/01/2044	836,956	877,461
Pool AV2348, 4.00%, 01/01/2044	3,320,816	3,481,255
Pool AV6342, 4.00%, 01/01/2044	1,477,864	1,550,170
Pool AW0278, 4.00%, 01/01/2044	657,077	690,842
Pool AS1671, 4.00%, 02/01/2044	1,090,018	1,148,913
Pool AV5020, 4.00%, 02/01/2044	2,852,332	2,987,803

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool AS1877, 4.00%, 03/01/2044	$764,196	$803,508
Pool AV7087, 4.00%, 03/01/2044	2,778,271	2,909,087
Pool AS2127, 4.00%, 04/01/2044	976,883	1,021,881
Pool AV7157, 4.00%, 04/01/2044	1,415,082	1,480,481
Pool AW0985, 4.00%, 05/01/2044	1,035,048	1,082,858
Pool AW3597, 4.00%, 06/01/2044	4,092,460	4,280,978
Pool AW5358, 4.00%, 06/01/2044	777,443	813,915
Pool AW6680, 4.00%, 06/01/2044	2,018,099	2,111,267
Pool AS2826, 4.00%, 07/01/2044	4,118,362	4,309,743
Pool AW8968, 4.00%, 07/01/2044	1,647,336	1,722,045
Pool AS3009, 4.00%, 08/01/2044	2,297,525	2,403,528
Pool AW8540, 4.00%, 08/01/2044	673,027	703,959
Pool AW9273, 4.00%, 08/01/2044	1,268,089	1,327,797
Pool AS3247, 4.00%, 09/01/2044	1,723,965	1,802,189
Pool AS3493, 4.00%, 10/01/2044	1,741,605	1,821,688
Pool AX0902, 4.00%, 10/01/2044	1,273,628	1,332,234
Pool AX3165, 4.00%, 10/01/2044	480,510	502,177
Pool AS3951, 4.00%, 11/01/2044	343,739	359,238
Pool AX2558, 4.00%, 11/01/2044	695,792	733,002
Pool AX4856, 4.00%, 12/01/2044	1,841,069	1,942,056
Pool AX7550, 4.00%, 12/01/2044	582,737	611,593
Pool AY5025, 4.00%, 03/01/2045	2,742,249	2,866,620
Pool AY8277, 4.00%, 05/01/2045	824,139	861,368
Pool AZ5697, 4.00%, 08/01/2045	1,452,086	1,518,048
Pool AZ2921, 4.00%, 09/01/2045	761,002	800,259
Pool AZ9195, 4.00%, 09/01/2045	1,217,992	1,276,196
Pool BE7194, 4.00%, 03/01/2047	3,677,841	3,844,154
Pool BE7216, 4.00%, 04/01/2047	2,316,484	2,427,367
Pool BH1143, 4.00%, 04/01/2047	1,933,358	2,020,798
Pool BD2419, 4.00%, 05/01/2047	2,462,630	2,574,951
Pool BH1167, 4.00%, 05/01/2047	1,990,765	2,086,203
Pool BE3689, 4.00%, 06/01/2047	5,207,780	5,445,439
Pool BH5309, 4.00%, 06/01/2047	4,465,629	4,679,716
Pool BE3762, 4.00%, 07/01/2047	3,744,680	3,915,180
Pool BH5335, 4.00%, 07/01/2047	1,336,898	1,402,589
Pool BH5361, 4.00%, 08/01/2047	1,867,618	1,953,460
Pool BH5395, 4.00%, 09/01/2047	2,104,212	2,207,692
Pool BH4060, 4.00%, 10/01/2047	1,463,986	1,530,874
Pool BH9379, 4.00%, 10/01/2047	1,318,405	1,381,730
Pool BH5748, 4.00%, 11/01/2047	1,720,728	1,799,346
Pool AC4095, 4.50%, 09/01/2039	9,737	10,354
Pool 890226, 4.50%, 08/01/2040	6,039,286	6,459,659
Pool AD8493, 4.50%, 08/01/2040	347,571	370,497
Pool AE3014, 4.50%, 09/01/2040	467,386	498,953
Pool AH5666, 4.50%, 01/01/2041	178,525	189,896
Pool AH5644, 4.50%, 02/01/2041	233,378	250,664
Pool AH6769, 4.50%, 03/01/2041	2,169,090	2,335,740
Pool AH7512, 4.50%, 03/01/2041	639,451	687,369
Pool AH8880, 4.50%, 04/01/2041	496,727	533,414
Pool AH8881, 4.50%, 04/01/2041	718,757	773,381
Pool AI0125, 4.50%, 04/01/2041	780,739	837,811
Pool AI2268, 4.50%, 04/01/2041	935,926	1,003,302
Pool AI3491, 4.50%, 06/01/2041	2,001,025	2,145,394
Pool AI5362, 4.50%, 06/01/2041	1,191,793	1,275,793
Pool AI6148, 4.50%, 07/01/2041	474,729	507,146

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AI6155, 4.50%, 07/01/2041	$1,738,728	$1,872,447
Pool AI8446, 4.50%, 07/01/2041	508,379	543,299
Pool AI8166, 4.50%, 08/01/2041	958,246	1,021,981
Pool AI8167, 4.50%, 08/01/2041	1,126,062	1,203,503
Pool AI9872, 4.50%, 09/01/2041	887,330	948,504
Pool AJ4025, 4.50%, 10/01/2041	927,380	991,866
Pool AV0226, 4.50%, 10/01/2043	552,127	590,902
Pool AV6346, 4.50%, 01/01/2044	847,379	906,180
Pool BH1145, 4.50%, 04/01/2047	1,047,495	1,120,783
Pool 890230, 5.00%, 07/01/2040	6,737,253	7,307,307
Pool AD8500, 5.00%, 08/01/2040	550,648	595,735
Pool AH6772, 5.00%, 03/01/2041	126,060	136,288
Pool AH8879, 5.00%, 04/01/2041	353,659	382,351
Pool AI3492, 5.00%, 06/01/2041	287,865	311,216
Pool AI6154, 5.00%, 07/01/2041	280,413	303,164
Pool 890246, 5.50%, 11/01/2038	2,347,650	2,606,408
Pool 890247, 6.00%, 09/01/2038	3,661,405	4,138,243
Pool 886136, 6.50%, 07/01/2036	184,537	204,446
Pool 900106, 6.50%, 08/01/2036	64,972	71,982
Pool 900649, 6.50%, 09/01/2036	115,890	128,392
Pool 947771, 6.50%, 09/01/2037	96,620	107,044
		491,908,449
GNMA Multifamily - 22.33%
Pool 2013-73 A, 0.98%, 12/16/2035	739,902	724,687
Pool 2013-45 A, 1.45%, 10/16/2040	690,122	679,206
Pool 2013-61 A, 1.45%, 01/16/2043	420,974	408,703
Pool 2013-30 A, 1.50%, 05/16/2042	1,122,787	1,094,691
Pool 2013-85 A, 1.55%, 09/16/2046	1,648,202	1,558,331
Pool 2013-7 AC, 1.60%, 03/16/2047	1,656,387	1,577,878
Pool 2012-27 A, 1.61%, 07/16/2039	718,252	706,668
Pool 2012-139 AB, 1.67%, 02/16/2053	368,806	345,979
Pool 2013-118 AC, 1.70%, 06/16/2036	2,316,179	2,286,826
Pool 2013-50 AB, 1.73%, 05/16/2045	1,409,230	1,360,947
Pool 2013-29 AB, 1.77%, 10/16/2045	1,131,446	1,097,016
Pool 2012-144 AD, 1.77%, 01/16/2053	579,524	556,188
Pool 2013-179 A, 1.80%, 07/16/2037	1,831,990	1,813,260
Pool 2012-99 AE, 1.80%, 02/16/2048	6,129,192	5,861,835
Pool 2013-12 AB, 1.83%, 11/16/2052	236,852	226,226
Pool 2013-72 AC, 1.88%, 05/16/2046	4,780,315	4,613,228
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,669,561	1,591,867
Pool 2014-168 A, 1.90%, 06/16/2041	420,512	416,455
Pool 2012-150 AB, 1.90%, 08/16/2044	180,529	175,896
Pool 2012-120 A, 1.90%, 02/16/2053	2,172,823	2,074,155
Pool 2014-52 A, 1.95%, 09/16/2036	417,487	414,474
Pool 2012-83 AB, 1.98%, 05/16/2045	1,089,364	1,052,979
Pool 2013-176 AB, 2.00%, 11/16/2038	122,032	120,280
Pool 2013-107 A, 2.00%, 05/16/2040	115,297	112,643
Pool 2013-92 AB, 2.00%, 02/16/2043	1,061,769	1,041,521
Pool 2013-143 A, 2.00%, 04/16/2043	145,219	143,602
Pool 2013-176 AC, 2.00%, 03/16/2046	2,212,675	2,121,363
Pool 2013-128 AB, 2.00%, 10/16/2051	2,722,594	2,597,931
Pool 2012-72 AB, 2.03%, 02/16/2046	193,716	190,394
Pool 2012-112 AD, 2.09%, 02/16/2053	255,385	246,683
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	554,228	531,796
Pool 2012-2 AB, 2.11%, 03/16/2037	539,199	535,369

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	$264,294	$254,090
Pool AA8478, 2.15%, 05/15/2035	344,019	332,734
Pool AA8479, 2.15%, 11/15/2035	715,652	691,750
Pool 2014-67 A, 2.15%, 05/16/2039	1,136,380	1,131,670
Pool 2012-70 AB, 2.18%, 08/16/2052	469,009	447,776
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,011,157
Pool 2014-78 A2, 2.20%, 04/16/2047	1,631,365	1,626,564
Pool 2013-94 AB, 2.20%, 03/16/2054	483,438	463,751
Pool 2016-152, 2.20%, 08/15/2058	2,738,236	2,614,945
Pool 2014-75 A, 2.21%, 06/16/2047	846,960	844,339
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	295,902
Pool AC5324, 2.23%, 09/15/2032	2,501,312	2,429,890
Pool 2016-40, 2.25%, 03/16/2050	9,440,020	9,097,848
Pool 2012-111 AB, 2.25%, 09/16/2052	1,977,798	1,960,085
Pool 2016-175, 2.25%, 09/16/2058	4,930,018	4,762,624
Pool 2014-29 AB, 2.30%, 01/16/2041	2,297,144	2,285,352
Pool 2014-130 CA, 2.30%, 11/16/2042	216,725	215,049
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,425,751
Pool 2017-20, 2.30%, 09/16/2057	2,374,145	2,285,169
Pool 2016-125, 2.30%, 12/16/2057	3,975,725	3,817,052
Pool 2017-003, 2.30%, 09/16/2058	5,134,327	4,931,664
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	2,500,000	2,356,056
Pool 2015-125 AB, 2.35%, 04/16/2047	9,753,979	9,675,456
Pool 2016-87, 2.35%, 03/16/2058	980,186	944,413
Pool 2016-14 DA, 2.40%, 05/16/2046	5,133,735	4,999,346
Pool 2016-40, 2.40%, 06/16/2049	3,755,356	3,625,954
Pool 2017-30, 2.40%, 03/16/2051	4,836,333	4,718,849
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	163,149	160,855
Pool 2017-50, 2.40%, 01/16/2057	6,885,197	6,631,831
Pool 2015-183 AF, 2.40%, 07/16/2057	6,272,439	6,090,024
Pool 2016-96, 2.40%, 12/16/2057	901,810	865,711
Pool 2017-16, 2.40%, 01/16/2058	2,074,695	2,014,291
Pool 2017-29, 2.40%, 01/16/2058	6,437,109	6,281,425
Pool 2016-113, 2.40%, 02/16/2058	1,807,914	1,735,950
Pool 2017-49, 2.40%, 05/16/2058	3,570,920	3,470,849
Pool 2017-41, 2.40%, 07/16/2058	2,577,566	2,507,365
Pool 2017-7, 2.40%, 12/16/2058 (c)	4,223,306	3,959,901
Pool 778465, 2.45%, 09/15/2047	1,671,925	1,670,017
Pool AC9553, 2.47%, 02/15/2048	9,174,057	8,816,609
Pool 2017-169, 2.50%, 10/01/2047	250,000	241,849
Pool AE4484, 2.50%, 06/15/2048	3,886,347	3,736,609
Pool 2017-111, 2.50%, 06/16/2051	397,902	391,398
Pool 2015-114 AD, 2.50%, 11/15/2051	3,051,050	3,014,133
Pool 2013-193 AE, 2.50%, 10/16/2054	2,010,406	1,989,990
Pool 2017-9, 2.50%, 09/16/2056	2,145,216	2,077,256
Pool 2017-157, 2.50%, 10/16/2056	2,446,926	2,393,302
Pool 2017-28, 2.50%, 02/16/2057	8,887,985	8,604,370
Pool 2016-36 A, 2.50%, 03/16/2057	964,546	936,549
Pool 2017-72, 2.50%, 04/16/2057	1,140,738	1,103,941
Pool 2016-71, 2.50%, 10/16/2057	6,370,735	6,177,245
Pool 2017-46, 2.50%, 11/16/2057	9,892,520	9,613,557
Pool 2017-64, 2.50%, 11/16/2057	3,318,789	3,211,196
Pool 2017-22, 2.50%, 12/16/2057	9,883,194	9,570,886
Pool 2017-47, 2.50%, 08/16/2058	2,585,088	2,514,465
Pool 2017-81, 2.50%, 09/16/2058	1,491,289	1,442,703

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2017-97, 2.50%, 09/16/2058	$821,260	$799,457
Pool 2017-154, 2.50%, 12/16/2058	2,997,179	2,921,977
Pool 2017-127, 2.50%, 02/16/2059	1,494,640	1,450,591
Pool 2017-143, 2.50%, 02/16/2059	2,769,309	2,674,301
Pool 2011-161 B, 2.53%, 07/16/2038	592,805	592,959
Pool 2014-164 AN, 2.54%, 03/16/2055 (c)	7,966,710	7,843,918
Pool 2013-126 A, 2.55%, 10/16/2047 (c)	3,326,074	3,239,829
Pool 2016-64, 2.55%, 12/16/2057	2,403,497	2,331,574
Pool 2017-169, 2.60%, 11/16/2048 (c)	8,600,000	8,418,313
Pool 2017-106, 2.60%, 04/16/2051	870,013	852,575
Pool 2015-101 AE, 2.60%, 03/16/2052	1,752,851	1,714,266
Pool 2014-153 AC, 2.60%, 06/16/2055	3,401,609	3,371,401
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,801,567	5,678,594
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,928,175	6,765,977
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,413,078	1,377,635
Pool 2016-24, 2.60%, 12/16/2056	6,562,076	6,412,629
Pool 2016-41, 2.60%, 06/16/2057	1,915,672	1,863,058
Pool 2017-90, 2.60%, 07/16/2057	920,921	905,909
Pool 2017-62, 2.60%, 11/16/2057	1,481,725	1,464,289
Pool 2017-92, 2.60%, 06/16/2058	3,577,471	3,528,650
Pool 2017-74, 2.60%, 09/16/2058	8,051,130	7,826,432
Pool 2017-108, 2.60%, 10/16/2058	1,155,749	1,127,029
Pool 2017-135, 2.60%, 10/16/2058	3,891,195	3,794,823
Pool 2017-70, 2.60%, 10/16/2058	596,594	580,665
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,491,457	2,419,486
Pool 2017-124, 2.60%, 12/16/2058	2,292,768	2,235,995
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,094,575	2,031,717
Pool 2017-105, 2.60%, 01/16/2059	996,866	970,377
Pool 2017-143, 2.60%, 01/16/2059	2,145,055	2,091,794
Pool 2017-94, 2.60%, 02/16/2059	621,310	606,535
Pool 2017-126, 2.60%, 05/16/2059	224,517	219,056
Pool 2017-152, 2.60%, 05/16/2059	999,327	976,699
Pool 2017-61, 2.60%, 05/16/2059	1,938,168	1,886,886
Pool 591746, 2.63%, 06/15/2048	807,289	791,260
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	1,358,080	1,345,011
Pool 2015-33 AH, 2.65%, 02/16/2045	693,354	693,654
Pool 2015-86 AC, 2.65%, 03/16/2050	3,967,600	3,899,353
Pool 2015-171 EA, 2.65%, 12/16/2052	96,368	94,337
Pool 2016-178, 2.65%, 08/16/2058	11,932,424	11,682,137
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,794,766	1,764,020
Pool 2014-125 A, 2.70%, 03/16/2047	1,631,314	1,621,772
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	2,930,859
Pool 2014-175 AC, 2.70%, 08/16/2055	2,400,864	2,364,696
Pool 2017-159, 2.70%, 01/16/2059	1,498,342	1,474,960
Pool AA1574, 2.73%, 07/15/2032	2,105,957	2,078,229
Pool AC3668, 2.73%, 04/15/2043	6,253,139	6,142,504
Pool 2015-108 A, 2.75%, 01/16/2056	809,320	804,647
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	3,079,272	3,024,695
Pool 2016-85, 2.75%, 03/16/2057 (c)	1,465,677	1,435,283
Pool 2017-54, 2.75%, 09/16/2057	1,290,277	1,265,738
Pool 2010-156 AC, 2.76%, 03/16/2039	390,955	390,906
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,479,046	3,427,431
Pool 2014-89 AB, 2.80%, 05/16/2054	1,215,132	1,218,001
Pool 2014-186 AH, 2.80%, 08/16/2054	4,335,478	4,270,393
Pool 2015-140 AC, 2.80%, 11/16/2056	2,764,711	2,723,258

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool 2015-150 AE, 2.80%, 01/16/2057	$1,236,722	$1,198,761
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	3,306,013	3,262,527
Pool 2012-35 A, 2.83%, 10/16/2043	11,064	11,070
Pool 2014-14 AC, 2.84%, 10/16/2046 (c)	2,624,455	2,598,142
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	580,689	575,487
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	2,258,522	2,232,512
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	5,254,503	5,220,981
Pool AV9479, 2.90%, 10/15/2051	8,482,383	8,521,105
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	502,525
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,467,654	2,441,936
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,496,373	1,468,977
Pool AD6658, 2.97%, 01/15/2036	1,411,513	1,407,378
Pool 2017-40, 2.99%, 05/16/2050 (c)	957,777	933,582
Pool 2011-27 B, 3.00%, 09/16/2034	97,994	97,963
Pool 2011-143 A, 3.00%, 07/16/2043	1,421,616	1,431,308
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	2,875,000	2,751,810
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,335,611
Pool 2014-135 AK, 3.00%, 08/16/2055 (c)	3,016,716	2,981,036
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	3,600,000	3,493,337
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	2,260,000	2,185,671
Pool AF4094, 3.05%, 08/15/2035	3,372,070	3,375,125
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,479,215
Pool 2013-193, 3.05%, 02/16/2055 (c)	200,000	196,087
Pool 2014-47 AG, 3.09%, 02/16/2048	766,536	764,022
Pool AS2544, 3.10%, 04/15/2042	838,248	846,207
Pool AK8205, 3.10%, 09/15/2055	9,474,272	9,710,337
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	4,926,000	4,713,191
Pool AK7838, 3.21%, 05/15/2042	2,819,873	2,870,736
Pool AK7840, 3.25%, 03/15/2050	960,295	986,286
Pool 2014-186 CU, 3.25%, 08/16/2054	1,000,000	953,150
Pool AI1113, 3.37%, 01/15/2050	2,872,801	2,956,346
Pool AT8470, 3.40%, 10/15/2051	1,891,545	1,960,235
Pool AN9543, 3.45%, 11/15/2050	1,714,598	1,779,633
Pool 2014-155 DC, 3.48%, 06/16/2047 (c)	2,300,000	2,308,481
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	3,933,171
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	3,028,773	3,072,772
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	3,500,000	3,495,166
Pool AD8950, 3.51%, 09/15/2048	2,130,423	2,206,607
Pool AM0526, 3.51%, 05/15/2050	1,115,398	1,158,391
Pool AH5339, 3.55%, 12/15/2050	1,310,398	1,369,284
Pool AC6851, 3.62%, 08/15/2048	938,685	977,953
Pool AC6853, 3.62%, 08/15/2048	938,685	977,953
Pool AG5019, 3.73%, 03/15/2049	4,218,715	4,406,314
Pool 661707, 3.75%, 12/15/2054	881,315	920,327
Pool AG7484, 3.83%, 03/15/2049	474,516	496,948
Pool AO6152, 3.94%, 01/15/2045	2,024,242	2,124,277
Pool AH7386, 4.00%, 11/15/2053	1,945,722	2,050,308
Pool AK4399, 4.00%, 01/15/2057	1,775,747	1,899,529
Pool 768250, 4.01%, 08/15/2052	2,445,280	2,559,393
Pool 749575, 4.25%, 11/15/2046	1,964,488	2,044,704
Pool 758139, 4.25%, 02/15/2053	188,023	196,296
Pool AH1338, 4.61%, 06/15/2055	489,566	527,100
Pool 712102, 5.15%, 11/15/2032	455,085	464,566
Pool 734980, 5.25%, 11/15/2051	197,227	205,280
Pool 699710, 5.43%, 07/15/2044	362,318	368,658

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 637911, 6.00%, 07/15/2035	$364,758	$365,433
Pool 636413, 6.25%, 04/15/2036	636,787	637,999
Pool 643896, 6.50%, 06/15/2049	1,272,810	1,294,024
		473,470,353
GNMA Single Family - 2.24%
Pool AD1699, 3.00%, 02/15/2043	645,963	655,722
Pool AV5053, 3.00%, 10/20/2046	1,016,156	1,025,703
Pool G2 AX5461, 3.00%, 12/20/2046	1,781,150	1,796,424
Pool G2 AX5544, 3.00%, 01/20/2047	1,223,622	1,234,150
Pool 778944, 3.50%, 03/15/2042	408,453	423,949
Pool 779075, 3.50%, 04/15/2042	295,372	306,595
Pool 779354, 3.50%, 06/15/2042	25,615	26,538
Pool G2 AX5545, 3.50%, 01/20/2047	2,043,016	2,115,902
Pool BC5351, 3.50%, 09/20/2047	1,750,359	1,811,886
Pool G2 BD9036, 3.50%, 11/20/2047	4,525,613	4,684,695
Pool 737576, 4.00%, 11/15/2040	57,557	60,541
Pool 737712, 4.00%, 12/15/2040	279,954	293,148
Pool 757173, 4.00%, 12/20/2040	349,584	365,682
Pool 737837, 4.00%, 01/15/2041	649,794	683,411
Pool 759104, 4.00%, 01/15/2041	472,993	496,840
Pool 2759436, 4.00%, 01/20/2041	181,618	190,808
Pool 2759466, 4.00%, 01/20/2041	652,299	683,596
Pool 759191, 4.00%, 02/15/2041	451,127	473,500
Pool 2759301, 4.00%, 02/20/2041	500,507	524,189
Pool 2763042, 4.00%, 04/20/2041	100,590	105,352
Pool 738629, 4.00%, 08/15/2041	715,457	752,175
Pool 738630, 4.00%, 08/15/2041	388,271	408,543
Pool 770515, 4.00%, 08/15/2041	953,895	1,003,799
Pool 738735, 4.00%, 09/15/2041	1,116,264	1,173,623
Pool 738954, 4.00%, 11/15/2041	307,021	321,660
Pool 778766, 4.00%, 01/15/2042	706,035	742,172
Pool 778847, 4.00%, 02/15/2042	449,138	470,991
Pool AF3781, 4.00%, 09/15/2043	1,270,187	1,329,188
Pool AG8734, 4.00%, 12/15/2043	556,627	585,125
Pool 717198, 4.50%, 06/15/2039	319,591	340,114
Pool 714594, 4.50%, 07/15/2039	184,883	195,998
Pool 720208, 4.50%, 07/15/2039	489,270	525,982
Pool 726402, 4.50%, 10/15/2039	36,704	38,766
Pool 728954, 4.50%, 12/15/2039	421,180	445,091
Pool 729017, 4.50%, 01/15/2040	535,023	573,052
Pool 737051, 4.50%, 03/15/2040	294,300	310,835
Pool 737222, 4.50%, 05/15/2040	349,326	369,607
Pool 698160, 4.50%, 07/15/2040	322,802	341,057
Pool 748456, 4.50%, 08/15/2040	570,336	604,770
Pool 738152, 4.50%, 04/15/2041	594,965	632,990
Pool 762882, 4.50%, 04/15/2041	230,961	244,083
Pool 738267, 4.50%, 05/15/2041	479,594	508,760
Pool 763543, 4.50%, 05/15/2041	94,323	99,696
Pool 738397, 4.50%, 06/15/2041	858,815	917,265
Pool 770396, 4.50%, 06/15/2041	279,411	295,137
Pool 2783417, 4.50%, 08/20/2041	5,150,169	5,538,343
Pool 688624, 5.00%, 05/15/2038	249,125	269,223
Pool 411105, 5.00%, 01/15/2039	105,902	114,490
Pool 439079, 5.00%, 02/15/2039	219,619	240,305
Pool 646728, 5.00%, 03/15/2039	84,789	91,665

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool 646750, 5.00%, 04/15/2039	$138,809	$150,064
Pool 646777, 5.00%, 05/15/2039	40,261	43,526
Pool 720288, 5.00%, 08/15/2039	253,618	274,078
Pool 722944, 5.00%, 08/15/2039	99,765	107,813
Pool 726290, 5.00%, 09/15/2039	626,969	689,782
Pool 723006, 5.00%, 10/15/2039	383,743	414,700
Pool 726403, 5.00%, 10/15/2039	231,309	251,862
Pool 737055, 5.00%, 03/15/2040	305,219	329,841
Pool 658393, 5.00%, 06/15/2040	437,929	474,513
Pool 2783418, 5.00%, 06/20/2040	3,734,251	3,951,027
Pool 684677, 5.50%, 03/15/2038	188,907	208,138
Pool 684802, 5.50%, 04/15/2038	192,128	211,686
Pool 2688636, 5.50%, 05/20/2038	363,715	394,928
Pool 690974, 5.50%, 06/15/2038	46,317	51,032
Pool 2691179, 5.50%, 06/20/2038	89,070	96,710
Pool 693574, 5.50%, 07/15/2038	75,219	82,876
Pool 2409120, 5.50%, 07/20/2038	224,233	243,467
Pool 2700671, 5.50%, 10/20/2038	206,017	223,698
Pool 411116, 5.50%, 01/15/2039	170,233	187,564
Pool 2684988, 6.00%, 03/20/2038	105,482	116,907
Pool 688626, 6.00%, 05/15/2038	120,841	135,419
Pool 2688637, 6.00%, 05/20/2038	96,580	107,042
Pool 2693900, 6.00%, 07/20/2038	156,767	173,745
Pool 696513, 6.00%, 08/15/2038	39,514	44,285
Pool 2696843, 6.00%, 08/20/2038	146,954	162,874
Pool 699255, 6.00%, 09/15/2038	341,258	382,578
Pool 2698997, 6.00%, 09/20/2038	119,082	131,802
Pool 705999, 6.00%, 01/15/2039	98,690	110,607
Pool 2706407, 6.00%, 01/20/2039	70,203	77,808
Pool 582048, 6.50%, 01/15/2032	26,464	29,420
Pool 2696844, 6.50%, 08/20/2038	182,714	196,850
Pool 2706408, 6.50%, 01/20/2039	44,835	45,357
Pool 530199, 7.00%, 03/20/2031	50,469	51,428
		47,596,563
HUD - 0.42%
2011-A, 2.05%, 08/01/2019	800,000	799,194
2010-A, 3.30%, 08/01/2019	5,718,000	5,847,358
0614, 5.51%, 08/01/2020	820,000	825,516
0620, 5.77%, 08/01/2026	1,350,000	1,359,944
		8,832,012
Small Business Administration - 3.65%
Pool American, 1.25%, 08/30/2022 (c)	695,638	726,431
Pool Cleburne, 1.25%, 08/30/2022 (c)	477,807	499,210
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	102,362	103,248
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	63,083	63,598
Pool Gentleden, 1.25%, 04/10/2023 (c)	163,964	165,849
Pool Juice It Up, 1.25%, 09/19/2023 (c)	50,920	51,286
Pool 509670, 1.25%, VAR Prime Rate by Country+-2.000%, 04/25/2025	698,249	703,667
Pool 509678, 1.25%, VAR Prime Rate by Country+-2.000%, 05/25/2025	1,822,791	1,839,173
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (c)	265,408	273,646
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (c)	100,480	104,997
Pool 509417, 1.25%, VAR Prime Rate by Country+-2.000%, 10/25/2038	1,117,927	1,123,901

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (c)	$289,316	$302,181
Pool 509661, 1.25%, VAR Prime Rate by Country+-2.000%, 03/25/2040	3,352,322	3,395,340
Pool 509688, 1.25%, VAR Prime Rate by Country+-2.000%, 08/25/2040	4,878,498	4,944,360
Pool 509760, 1.25%, VAR Prime Rate by Country+-2.000%, 11/25/2040	3,210,681	3,242,795
Pool 507253, 1.50%, VAR Prime Rate by Country+-2.750%, 05/25/2030	63,573	62,765
Pool 508901, 1.60%, VAR Prime Rate by Country+-2.650%, 07/25/2020	51,280	50,863
Pool 508206, 1.60%, VAR Prime Rate by Country+-2.650%, 09/25/2032	40,088	39,543
Pool 508298, 1.60%, VAR Prime Rate by Country+-2.650%, 01/25/2033	234,287	230,390
Pool 508506, 1.63%, VAR Prime Rate by Country+-2.625%, 06/25/2033	271,172	268,973
Pool 508716, 1.82%, VAR Prime Rate by Country+-2.430%, 06/25/2034	391,513	390,006
Pool 508890, 1.90%, VAR Prime Rate by Country+-2.355%, 06/25/2020	91,761	91,516
Pool 3046316007, 2.13%, 12/03/2032 (c)	219,584	220,936
Pool 509347, 2.25%, VAR Prime Rate by Country+-2.000%, 11/25/2022	233,811	233,070
Pool 509392, 2.25%, VAR Prime Rate by Country+-2.000%, 07/25/2023	950,021	950,746
Pool 509409, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2023	834,400	836,931
Pool 509596, 2.25%, VAR Prime Rate by Country+-2.000%, 11/25/2024	764,585	768,281
Pool 509748, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2025	3,152,181	3,179,543
Pool 509133, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2036	716,443	716,081
Pool 509348, 2.25%, VAR Prime Rate by Country+-2.000%, 02/25/2038	643,895	645,298
Pool 509350, 2.25%, VAR Prime Rate by Country+-2.000%, 03/25/2038	1,379,079	1,381,292
Pool 509391, 2.25%, VAR Prime Rate by Country+-2.000%, 06/25/2038	1,480,234	1,483,975
Pool 509460, 2.25%, VAR Prime Rate by Country+-2.000%, 01/25/2039	1,703,827	1,710,806
Pool 509491, 2.25%, VAR Prime Rate by Country+-2.000%, 02/25/2039	3,381,189	3,394,993
Pool 509541, 2.25%, VAR Prime Rate by Country+-2.000%, 08/25/2039	795,744	797,943
Pool 509573, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2039	3,090,668	3,116,704
Pool 509575, 2.25%, VAR Prime Rate by Country+-2.000%, 10/25/2039	2,242,957	2,258,520
Pool 509735, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2040	4,110,399	4,160,658
2013-10A, 2.35%, 03/10/2023	674,338	674,284
Pool 509977, 2.65%, VAR Prime Rate by Country+-1.600%, 03/25/2042	393,172	407,746
Pool 510004, 3.00%, VAR Prime Rate by Country+-1.250%, 05/25/2042	763,140	811,927
Pool Premie, 3.08%, 08/29/2038 (c)	698,023	783,869

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool 509793, 3.11%, VAR Prime Rate by Country+-1.144%, 01/25/2041	$2,049,604	$2,171,249
Pool Animal, 3.33%, 06/04/2023 (c)	275,713	294,049
Pool Econolodge, 3.57%, 09/11/2037 (c)	818,874	933,737
Pool 509010, 3.58%, VAR Prime Rate by Country+-0.675%, 01/25/2036	108,480	114,885
Pool 510047, 4.08%, VAR Prime Rate by Country+-0.171%, 09/25/2042	925,568	1,029,846
Pool 522124, 4.10%, VAR Prime Rate by Country+-0.152%, 02/25/2040	955,748	1,052,706
Pool 509900, 4.15%, VAR Prime Rate by Country+-0.098%, 03/25/2042	4,635,828	5,159,067
Pool 522158, 4.16%, VAR Prime Rate by Country+0.910%, 01/25/2027	1,223,019	1,335,019
Pool 522156, 4.24%, VAR Prime Rate by Country+0.978%, 05/25/2040	887,607	1,020,953
Pool Schatz, 4.33%, 10/04/2023 (c)	22,885	25,227
Pool 522305, 4.45%, VAR Prime Rate by Country+0.195%, 11/25/2028	528,966	574,953
Pool Knights Inn, 4.61%, 08/27/2035	647,960	742,187
Pool 509967, 4.65%, VAR Prime Rate by Country+0.402%, 03/25/2032	348,206	385,716
Pool 522053, 4.75%, VAR Prime Rate by Country+0.500%, 05/25/2026	261,852	283,047
Pool 522440, 4.83%, VAR Prime Rate by Country+0.577%, 07/25/2029	793,771	886,906
Pool 509647, 4.86%, VAR Prime Rate by Country+0.605%, 12/25/2026	654,733	707,929
Pool Valeri, 4.88%, 11/15/2023 (c)	53,834	59,774
Pool 521984, 4.90%, VAR Prime Rate by Country+0.648%, 10/25/2038	424,743	479,702
Pool 521884, 4.94%, VAR Prime Rate by Country+0.693%, 08/25/2037	371,391	419,767
Pool 522194, 4.94%, VAR Prime Rate by Country+0.692%, 09/25/2040	259,618	297,631
Pool 521967, 4.98%, VAR Prime Rate by Country+0.730%, 06/25/2038	2,016,228	2,284,333
Pool 522371, 5.05%, VAR Prime Rate by Country+0.806%, 10/25/2029	237,289	263,302
Pool 522423, 5.06%, VAR Prime Rate by Country+0.805%, 12/25/2028	816,686	912,150
Pool 510056, 5.08%, VAR Prime Rate by Country+0.829%, 08/25/2042	276,088	324,251
Pool 522125, 5.10%, VAR Prime Rate by Country+0.854%, 10/25/2026	250,726	274,428
Pool 521919, 5.10%, VAR Prime Rate by Country+0.847%, 12/25/2037	169,974	192,924
Pool 522328, 5.11%, VAR Prime Rate by Country+0.862%, 05/25/2029	95,203	105,583
Pool 522029, 5.11%, VAR Prime Rate by Country+0.862%, 02/25/2039	76,172	87,146
Pool 522268, 5.14%, VAR Prime Rate by Country+0.892%, 01/25/2029	2,268,595	2,510,576
Pool 521970, 5.15%, VAR Prime Rate by Country+0.901%, 07/25/2038	674,479	771,004
Pool 521860, 5.16%, VAR Prime Rate by Country+0.866%, 03/25/2037	453,455	507,233
Pool 522020, 5.21%, VAR Prime Rate by Country+0.963%, 02/25/2026	262,259	282,808

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 522387, 5.21%, VAR Prime Rate by Country+0.961%, 01/25/2030	$396,146	$445,131
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	47,073	50,182
Pool 522317, 5.23%, VAR Prime Rate by Country+0.979%, 03/25/2029	891,097	991,492
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	53,308	57,041
Pool 522282, 5.38%, VAR Prime Rate by Country+1.131%, 09/25/2028	368,227	411,881
Pool 522327, 5.44%, VAR Prime Rate by Country+1.185%, 05/25/2029	1,336,279	1,508,466
Pool 522150, 5.50%, VAR Prime Rate by Country+1.246%, 02/25/2026	82,022	89,879
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	241,144	254,328
		77,505,829
Small Business Administration Participation Certificates - 0.05%
2012-10C, 1.24%, 05/01/2022	159,769	157,177
2016-20L, 2.81%, 12/01/2036	489,984	490,237
2009-10D, 3.19%, 07/01/2019	50,684	51,074
2010-20E, 4.11%, 05/01/2030	197,015	207,748
2008-20C, 5.49%, 03/01/2028	16,310	17,577
2008-20E, 5.49%, 05/01/2028	51,101	54,908
		978,721
USDA Loan - 0.04%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	734,620	789,972

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,544,670,961)		1,530,166,268

MUNICIPAL BONDS - 22.09%
Arkansas - 0.05%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	120,000	120,019
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	425,570
3.40%, 11/01/2020	450,000	454,626
		1,000,215
California - 1.89%
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	805,837
2.79%, 08/01/2036	5,930,000	5,844,549
3.66%, 02/01/2029	3,250,000	3,291,275
3.85%, 08/01/2031	3,250,000	3,293,095
Livermore Redevelopment Agency
0.96%, 07/15/2039 (d)	1,600,000	1,600,000
Los Angeles
2.50%, 09/01/2022	3,945,000	3,938,175
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	689,986
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	994,340
2.13%, 09/01/2020	400,000	395,720
2.50%, 09/01/2021	415,000	411,568

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
2.75%, 09/01/2022	$500,000	$497,375
3.50%, 09/01/2027	250,000	251,585
3.75%, 09/01/2031	605,000	615,727
Napa Community Redevelopment Agency
5.60%, 09/01/2018	90,000	90,088
Oakland
2.00%, 01/15/2021	615,000	613,340
3.00%, 01/15/2025	2,960,000	2,981,608
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	751,860
San Francisco City & County Community Facilities District No. 2014-1
2.25%, 09/01/2021	175,000	173,236
3.75%, 09/01/2037	1,000,000	997,250
4.00%, 09/01/2048	500,000	503,930
San Francisco City & County Redevelopment Agency
1.85%, 08/01/2018	600,000	599,334
2.19%, 08/01/2019	1,260,000	1,257,392
2.38%, 08/01/2022	2,500,000	2,488,650
2.53%, 08/01/2020	1,480,000	1,483,508
3.13%, 08/01/2024	1,850,000	1,846,392
3.63%, 08/01/2026	575,000	587,207
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	994,730
2.15%, 11/01/2021	500,000	495,645
2.40%, 11/01/2022	500,000	494,775
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,018,000
		40,006,177
Colorado - 0.34%
Colorado State Educational & Cultural Facilities Authority
1.77%, 02/01/2019	500,000	497,630
2.12%, 02/01/2020	740,000	735,027
2.38%, 02/01/2021	100,000	99,367
Colorado State Housing & Finance Authority
3.00%, 08/01/2047	620,125	616,652
3.40%, 11/01/2045	2,939,074	2,966,496
3.85%, 07/01/2057	2,217,000	2,228,307
		7,143,479
Delaware - 0.26%
Delaware State Housing Authority
2.65%, 11/01/2041	5,735,000	5,612,730

District of Columbia - 0.51%
District of Columbia Housing Finance Agency
3.25%, 03/01/2049	9,439,455	9,377,438
3.88%, 06/15/2045	1,315,767	1,352,372
		10,729,810
Florida - 0.66%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	3,328,470	3,230,480
2.80%, 07/01/2041	731,794	723,452
2.80%, 07/01/2041	2,271,277	2,242,477
3.13%, 07/01/2037	6,666,954	6,649,354

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	$1,066,165	$1,049,511
		13,895,274
Georgia - 0.24%
Atlanta Development Authority
3.57%, 12/01/2036	1,000,000	996,110
Atlanta Tax Allocation
1.98%, 01/01/2018	385,000	384,996
1.98%, 01/01/2018	250,000	249,998
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	3,585,000	3,537,355
		5,168,459
Hawaii - 0.03%
Honolulu City & County
3.17%, 10/01/2033	400,000	380,340
3.22%, 10/01/2034	300,000	286,038
		666,378
Illinois - 1.36%
Illinois State Housing Development Authority
1.07%, 08/01/2034 (d) (e)	3,400,000	3,400,000
2.42%, 07/01/2020	245,000	244,422
2.62%, 07/01/2021	685,000	683,253
2.63%, 03/01/2048	3,086,720	2,976,709
2.70%, 01/01/2020	440,000	442,552
2.77%, 01/01/2022	1,090,000	1,090,392
2.80%, 07/01/2020	380,000	382,717
2.81%, 02/01/2021	300,000	301,983
2.91%, 07/01/2022	1,265,000	1,268,137
3.05%, 07/01/2021	340,000	344,131
3.06%, 01/01/2023	775,000	780,952
3.16%, 07/01/2023	885,000	892,584
3.20%, 12/01/2043	8,040,533	7,999,205
3.26%, 01/01/2024	910,000	921,120
3.27%, 07/01/2022	335,000	340,946
3.37%, 01/01/2023	170,000	173,764
3.37%, 07/01/2024	950,000	963,101
3.52%, 01/01/2025	770,000	786,301
3.62%, 01/01/2025	195,000	199,973
3.62%, 07/01/2025	170,000	173,584
4.00%, 02/01/2034	3,550,000	3,630,159
4.18%, 08/01/2029	840,000	865,670
		28,861,655
Indiana - 0.01%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	185,000	185,679

Iowa - 0.21%
Des Moines Area Community College
2.00%, 06/01/2018	510,000	510,709
2.00%, 06/01/2018	750,000	751,043
2.05%, 06/01/2024	575,000	551,034
2.05%, 06/01/2024	845,000	809,780
2.25%, 06/01/2025	690,000	662,041
2.25%, 06/01/2025	235,000	225,478

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
Hawkeye Community College
2.60%, 06/01/2022	$245,000	$245,157
Iowa State Finance Authority
2.30%, 09/01/2040	638,227	611,108
		4,366,350
Kentucky - 0.91%
Kentucky State Housing Corp.
2.34%, 01/01/2018	1,585,000	1,585,222
2.39%, 01/01/2020	340,000	339,347
2.54%, 07/01/2020	230,000	229,457
2.55%, 07/01/2020	1,435,000	1,442,476
2.88%, 01/01/2022	300,000	300,786
2.93%, 07/01/2022	335,000	334,357
3.00%, 11/01/2041	6,735,000	6,705,770
3.38%, 01/01/2025	165,000	164,952
3.50%, 07/01/2031	750,000	741,150
3.86%, 01/01/2034	130,000	129,926
4.00%, 07/01/2037	2,435,000	2,509,219
4.25%, 07/01/2033	1,785,000	1,834,909
4.27%, 01/01/2028	3,000,000	3,057,510
		19,375,081
Louisiana - 0.17%
Louisiana State Housing Corp.
2.10%, 12/01/2038	3,701,648	3,545,846

Maryland - 1.41%
Maryland State Community Development Administration
1.03%, 12/01/2040 (d) (e)	1,200,000	1,200,000
2.36%, 09/01/2018	150,000	150,459
2.49%, 03/01/2019	450,000	452,754
2.86%, 09/01/2040	1,410,000	1,398,212
3.35%, 03/01/2023	705,000	717,471
3.46%, 09/01/2031	5,000,000	4,961,050
3.50%, 09/01/2047	4,235,000	4,278,366
3.80%, 03/01/2039	3,850,000	3,796,678
3.95%, 11/01/2058	4,860,000	4,888,237
4.00%, 09/01/2025	2,635,000	2,666,857
4.42%, 09/01/2037	5,000,000	5,196,750
Montgomery County
4.60%, 05/01/2026	200,000	213,700
		29,920,534
Massachusetts - 1.11%
Chelsea
6.00%, 01/15/2018	260,000	261,248
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	746,490
Massachusetts State Housing Finance Agency
1.66%, 12/01/2018	845,000	836,727
1.80%, 12/01/2019	200,000	197,910
1.93%, 12/01/2019	895,000	882,201
2.06%, 12/01/2020	105,000	102,726
2.25%, 12/01/2021	250,000	246,050
2.30%, 06/01/2020	80,000	79,904
2.45%, 12/01/2022	250,000	245,713

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.55%, 06/01/2023	$355,000	$349,434
2.65%, 12/01/2023	250,000	245,765
2.80%, 06/01/2024	275,000	271,609
2.90%, 12/01/2024	250,000	246,713
2.95%, 06/01/2025	250,000	246,515
3.00%, 12/01/2025	250,000	245,970
3.15%, 06/01/2027	250,000	245,358
3.45%, 12/01/2050 (d)	1,150,000	1,180,670
3.85%, 12/01/2028	195,000	200,066
4.50%, 04/15/2054	3,899,902	3,956,880
4.55%, 12/01/2035	500,000	518,940
4.71%, 12/01/2037	1,360,000	1,407,913
4.75%, 12/01/2045	3,490,000	3,607,613
4.84%, 06/01/2043	3,415,000	3,544,872
5.00%, 12/01/2055	3,165,000	3,301,411
6.87%, 12/01/2030	290,000	306,121
		23,474,819
Michigan - 0.37%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	394,968
2.67%, 04/01/2020	275,000	275,817
2.77%, 10/01/2020	255,000	255,913
3.03%, 04/01/2021	435,000	435,139
3.13%, 10/01/2021	445,000	449,895
3.28%, 04/01/2022	450,000	456,610
3.38%, 10/01/2022	385,000	391,353
3.53%, 04/01/2023	465,000	475,569
3.63%, 10/01/2023	450,000	461,169
3.74%, 10/01/2033	2,595,000	2,554,207
4.33%, 10/01/2029	1,640,000	1,692,349
		7,842,989
Minnesota - 0.41%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	2,385,133	2,330,824
3.43%, 04/01/2047	4,943,364	5,029,280
3.80%, 07/01/2031	490,000	490,044
4.20%, 07/01/2037	755,000	757,967
5.76%, 01/01/2037	40,000	40,626
		8,648,741
Mississippi - 0.11%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	144,735
Mississippi State Home Corp.
3.05%, 12/01/2034	2,082,155	2,085,153
		2,229,888
Missouri - 0.03%
Missouri State Health & Educational Facilities Authority
3.69%, 02/15/2047	170,000	171,018
Missouri State Housing Development Commission
2.65%, 11/01/2040	350,000	342,797
2.65%, 11/01/2041	225,000	220,370
		734,185

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
New Hampshire - 0.11%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	$1,025,000	$1,020,439
3.75%, 07/01/2034	670,000	679,407
4.00%, 07/01/2035	675,000	687,440
		2,387,286
New Jersey - 1.70%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	326,878
2.01%, 11/01/2018	1,470,000	1,469,456
2.17%, 11/01/2020	385,000	379,876
2.30%, 05/01/2019	1,245,000	1,247,166
2.35%, 11/01/2019	2,050,000	2,051,004
2.49%, 11/01/2021	430,000	426,667
2.65%, 11/01/2020	1,010,000	1,014,151
2.70%, 05/01/2019	360,000	362,624
2.74%, 11/01/2022	300,000	299,109
2.78%, 05/01/2021	1,000,000	1,005,920
2.88%, 11/01/2021	615,000	619,139
2.93%, 11/01/2023	365,000	363,649
2.99%, 11/01/2019	100,000	101,244
3.03%, 05/01/2022	1,000,000	1,011,240
3.05%, 05/01/2020	390,000	395,893
3.23%, 11/01/2024	360,000	361,940
3.27%, 11/01/2020	100,000	101,712
3.35%, 11/01/2020	395,000	404,358
3.37%, 11/01/2025	385,000	387,980
3.42%, 05/01/2023	2,850,000	2,923,986
3.45%, 05/01/2021	405,000	416,154
3.55%, 11/01/2021	425,000	438,307
3.57%, 11/01/2021	70,000	72,233
3.57%, 11/01/2026	435,000	441,120
3.62%, 11/01/2027	695,000	703,229
3.65%, 05/01/2022	430,000	445,790
3.72%, 11/01/2022	125,000	129,209
3.72%, 11/01/2028	285,000	288,565
3.80%, 11/01/2022	450,000	470,421
3.90%, 05/01/2023	460,000	482,890
4.00%, 11/01/2023	475,000	500,664
4.10%, 05/01/2024	485,000	512,466
4.20%, 11/01/2024	505,000	533,507
4.22%, 11/01/2032	1,355,000	1,392,019
4.57%, 11/01/2027	900,000	940,761
4.63%, 11/01/2036	335,000	348,226
4.70%, 11/01/2037	500,000	521,990
4.87%, 11/01/2047	2,150,000	2,236,107
4.88%, 11/01/2029	2,500,000	2,661,950
4.89%, 11/01/2032	1,435,000	1,507,023
4.97%, 11/01/2051	345,000	360,491
5.00%, 11/01/2046	425,000	446,598
5.09%, 11/01/2043	4,785,000	4,986,927
		36,090,639

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
New Mexico - 0.31%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	$646,629	$624,534
2.60%, 09/01/2040	4,395,000	4,269,874
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,690,000	1,758,056
		6,652,464
New York - 4.89%
New York City Housing Development Corp.
1.31%, 11/01/2018	650,000	646,607
1.36%, 05/01/2019	1,535,000	1,518,299
1.46%, 11/01/2019	1,000,000	984,800
1.63%, 05/01/2020	2,250,000	2,214,405
1.69%, 05/01/2019	165,000	163,942
1.73%, 11/01/2020	1,230,000	1,206,667
1.74%, 05/01/2018	1,240,000	1,239,839
1.83%, 02/01/2019	600,000	598,116
1.83%, 05/01/2021	1,830,000	1,790,216
1.93%, 11/01/2021	615,000	599,797
1.94%, 02/01/2018	550,000	550,165
1.94%, 11/01/2019	290,000	288,144
1.98%, 08/01/2019	350,000	348,439
2.01%, 05/01/2019	1,270,000	1,267,536
2.04%, 11/01/2018	805,000	806,079
2.04%, 05/01/2022	500,000	487,235
2.11%, 02/01/2020	270,000	269,039
2.14%, 11/01/2019	1,000,000	997,390
2.14%, 11/01/2022	100,000	97,209
2.20%, 05/01/2020	345,000	344,103
2.21%, 08/01/2020	100,000	99,565
2.26%, 11/01/2018	630,000	632,054
2.37%, 05/01/2024	500,000	482,150
2.43%, 05/01/2019	420,000	421,617
2.46%, 05/01/2021	500,000	499,345
2.47%, 02/01/2022	320,000	317,946
2.47%, 11/01/2024	135,000	129,882
2.56%, 11/01/2021	500,000	499,255
2.57%, 08/01/2022	370,000	367,465
2.59%, 11/01/2019	820,000	824,633
2.60%, 02/01/2023	300,000	298,389
2.62%, 05/01/2026	500,000	479,585
2.64%, 11/01/2021	750,000	751,043
2.70%, 08/01/2023	280,000	278,426
2.71%, 02/01/2018	1,730,000	1,732,595
2.71%, 05/01/2022	250,000	250,510
2.74%, 05/01/2022	710,000	712,272
2.77%, 11/01/2021	1,295,000	1,302,615
2.77%, 11/01/2026	1,000,000	961,970
2.81%, 11/01/2022	300,000	300,753
2.82%, 05/01/2027	1,000,000	961,920
2.84%, 11/01/2022	1,000,000	1,003,790
2.85%, 02/01/2024	150,000	149,121
2.89%, 05/01/2023	450,000	453,371
2.95%, 05/01/2022	1,610,000	1,629,272

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
2.95%, 08/01/2024	$150,000	$149,086
2.98%, 05/01/2023	1,245,000	1,259,803
2.99%, 11/01/2023	270,000	272,244
3.03%, 11/01/2023	500,000	505,185
3.03%, 02/01/2025	350,000	349,314
3.05%, 11/01/2022	705,000	714,496
3.08%, 08/01/2025	250,000	249,615
3.10%, 10/01/2046	8,391,354	8,313,986
3.11%, 02/01/2019	1,775,000	1,795,341
3.11%, 05/01/2023	1,525,000	1,553,197
3.13%, 02/01/2026	475,000	474,017
3.16%, 11/01/2023	1,550,000	1,577,141
3.18%, 05/01/2024	1,070,000	1,082,080
3.18%, 08/01/2026	325,000	324,421
3.19%, 05/01/2024	535,000	541,415
3.23%, 11/01/2024	725,000	731,054
3.23%, 02/01/2027	400,000	398,688
3.28%, 05/01/2025	1,060,000	1,071,925
3.28%, 08/01/2027	425,000	426,160
3.29%, 11/01/2024	1,065,000	1,078,792
3.31%, 11/01/2024	1,610,000	1,628,418
3.33%, 11/01/2025	750,000	756,240
3.33%, 02/01/2028	300,000	299,250
3.36%, 05/01/2025	535,000	545,074
3.38%, 08/01/2028	525,000	523,687
3.43%, 02/01/2020	1,830,000	1,874,048
3.43%, 02/01/2029	400,000	400,880
3.46%, 11/01/2025	755,000	770,108
3.48%, 08/01/2029	735,000	736,610
3.51%, 05/01/2026	1,025,000	1,049,805
3.56%, 11/01/2026	505,000	515,736
3.58%, 08/01/2020	1,215,000	1,251,304
3.61%, 11/01/2027	1,110,000	1,130,346
3.61%, 11/01/2027	240,000	241,903
3.71%, 11/01/2028	395,000	402,489
3.81%, 11/01/2029	700,000	717,717
3.89%, 11/01/2029	995,000	1,018,920
4.32%, 11/01/2035	2,930,000	3,029,239
4.97%, 05/01/2019	895,000	917,644
5.27%, 08/01/2035	1,000,000	1,066,690
5.63%, 11/01/2024	3,250,000	3,415,750
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	961,339
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	766,249
2.72%, 07/15/2030	1,000,000	924,110
2.77%, 07/15/2031	1,960,000	1,796,164
3.11%, 07/15/2039	170,000	158,989
New York State Housing Finance Agency
0.91%, 11/01/2041 (d)	2,500,000	2,500,000
1.08%, 05/15/2037 (d) (e)	2,100,000	2,100,000
1.25%, 11/01/2046 (d)	4,000,000	4,000,000
4.90%, 08/15/2025 (e)	210,000	210,386
5.05%, 08/15/2039 (e)	1,270,000	1,271,194

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
New York State Mortgage Agency
1.59%, 04/01/2018	$2,000,000	$1,998,180
1.85%, 10/01/2018	1,000,000	998,180
1.97%, 04/01/2018	970,000	970,301
2.43%, 10/01/2019	1,005,000	1,006,819
3.07%, 04/01/2023	490,000	492,822
3.40%, 10/01/2022	1,815,000	1,851,627
3.87%, 10/01/2025	4,355,000	4,463,265
		103,587,014
North Carolina - 0.26%
North Carolina State Housing Finance Agency
2.57%, 01/01/2019	415,350	414,640
2.81%, 07/01/2035	4,140,000	4,072,849
3.41%, 07/01/2022	280,000	284,833
4.01%, 01/01/2026	745,000	762,790
		5,535,112
Ohio - 0.37%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	7,264,511	7,210,390
3.25%, 03/01/2046	651,843	654,718
		7,865,108
Oregon - 0.13%
Oregon State
3.89%, 05/01/2037	2,205,000	2,266,630
Portland
4.62%, 06/15/2018	325,000	329,121
6.03%, 06/15/2018	56,022	57,146
		2,652,897
Pennsylvania - 0.14%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	502,885
4.01%, 06/01/2033	900,000	960,597
4.86%, 06/01/2018	50,000	50,710
5.41%, 06/01/2022	500,000	545,720
6.39%, 06/01/2024	225,000	258,115
Pennsylvania State Housing Finance Agency
1.00%, 10/01/2034 (d) (e)	635,000	635,000
		2,953,027
Rhode Island - 0.35%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	212,343
2.45%, 10/01/2021	125,000	123,237
2.60%, 04/01/2022	335,000	331,047
2.70%, 10/01/2022	245,000	241,805
2.93%, 10/01/2023	110,000	108,761
3.03%, 04/01/2024	200,000	198,258
3.13%, 10/01/2024	245,000	243,170
3.17%, 04/01/2025	385,000	380,981
3.27%, 10/01/2025	490,000	487,932
3.39%, 04/01/2026	505,000	502,399
3.44%, 10/01/2026	510,000	506,098
3.49%, 04/01/2027	520,000	518,471
3.54%, 10/01/2027	510,000	508,496
3.59%, 04/01/2028	545,000	543,823

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
3.64%, 10/01/2028	$555,000	$553,807
3.77%, 10/01/2027	1,000,000	1,008,320
4.07%, 10/01/2032	1,000,000	1,010,220
		7,479,168
South Carolina - 0.18%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	3,205,000	3,198,398
4.00%, 07/01/2034	690,000	701,909
		3,900,307
South Dakota - 0.32%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	880,000	866,554
3.43%, 11/01/2031	1,595,000	1,569,129
3.50%, 11/01/2041	1,330,000	1,337,315
3.77%, 11/01/2035	2,490,000	2,482,555
3.80%, 05/01/2031	555,000	561,360
		6,816,913
Tennessee - 0.08%
Tennessee State Housing Development Agency
2.95%, 07/01/2027	430,000	409,618
3.00%, 01/01/2028	400,000	380,628
3.50%, 07/01/2031	800,000	809,920
		1,600,166
Texas - 1.04%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	498,992
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	7,490,000	7,366,939
Texas State Department of Housing & Community Affairs
1.19%, 09/01/2036 (d)	2,500,000	2,500,000
2.88%, 07/01/2041	3,820,000	3,810,488
3.10%, 09/01/2047	2,482,198	2,460,578
3.18%, 03/01/2039	3,610,000	3,621,805
Texas State Woman's University Financing System Revenue
1.73%, 07/01/2019	280,000	278,208
2.36%, 07/01/2021	290,000	287,492
University of North Texas
3.86%, 04/15/2032	1,250,000	1,278,725
		22,103,227
Utah - 0.54%
South Davis Sewer District
3.25%, 12/01/2023	85,000	84,650
Utah State Housing Corp.
2.05%, 01/01/2043	2,194,000	2,103,541
2.15%, 01/01/2043	2,443,000	2,385,492
2.20%, 07/01/2041	2,265,000	2,197,775
2.69%, 01/01/2048	2,000,000	1,998,480
2.70%, 07/01/2044	1,984,000	1,939,042
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	536,371

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
West Valley City Redevelopment Agency
4.10%, 05/01/2019	$100,000	$103,566
4.40%, 05/01/2019	200,000	207,964
		11,556,881
Virginia - 1.20%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	540,765
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	497,810
3.10%, 06/25/2041	7,723,477	7,716,835
3.13%, 11/25/2039	2,766,784	2,772,761
3.25%, 08/25/2042	1,585,831	1,595,980
3.40%, 12/01/2026	500,000	502,780
3.57%, 10/01/2026	2,000,000	2,022,820
4.17%, 10/01/2032	1,000,000	1,024,290
4.25%, 10/25/2043	1,138,893	1,201,806
4.30%, 12/25/2043	2,209,840	2,331,933
5.50%, 06/25/2034	1,635,661	1,639,325
5.50%, 03/25/2036 (a) (b)	1,607,735	1,674,054
6.32%, 08/01/2019	1,980,000	1,994,018
		25,515,177
Washington - 0.31%
King County Housing Authority
6.38%, 12/31/2046	3,595,000	3,634,401
Port of Vancouver
3.60%, 12/01/2033	530,000	519,331
3.81%, 12/01/2036	1,000,000	982,700
3.91%, 12/01/2041	1,000,000	972,380
Washington State Housing Finance Commission
1.35%, 01/15/2037 (d)	380,000	380,000
		6,488,812
West Virginia - 0.08%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	246,142
2.05%, 11/01/2020	325,000	318,991
2.30%, 11/01/2021	500,000	489,890
2.81%, 05/01/2018	650,000	652,119
		1,707,142
TOTAL MUNICIPAL BONDS (Cost $468,355,923)		468,299,629

ASSET-BACKED SECURITIES - 1.39%
Oportun Funding IV
3.28%, 11/08/2021 (f)	6,500,000	6,510,991
Oportun Funding VI
3.23%, 06/08/2023 (f)	8,000,000	7,984,994
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,380,396
TES
4.33%, 10/20/2047 (a) (f)	7,635,000	7,565,510
TOTAL ASSET-BACKED SECURITIES (Cost $29,530,721)		29,441,891

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount/ Shares	Value
CORPORATE BONDS - 0.78%
Apple
3.00%, 06/20/2027	$4,845,000	$4,811,180
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,733,862
Salvation Army
5.50%, 09/01/2018	1,375,000	1,403,256
5.64%, 09/01/2026	4,400,000	4,774,452
Starbucks
2.45%, 06/15/2026	3,000,000	2,883,139
TOTAL CORPORATE BONDS (Cost $16,372,719)		16,605,889

U.S. TREASURY OBLIGATIONS - 0.57%
U.S. Treasury Bonds
2.25%, 08/15/2046	6,082,000	5,380,194
3.00%, 02/15/2047	6,580,000	6,796,420
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,790,615)		12,176,614

CERTIFICATE OF DEPOSIT - 0.01%
Self Help
0.87%, 12/31/2049	250,000	250,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $250,000)		250,000

SHORT-TERM INVESTMENT - 3.39%
Money Market Fund - 3.39%
First American Government Obligations Fund, Cl Z, 0.95% (g)	71,892,702	71,892,702
TOTAL SHORT-TERM INVESTMENT (Cost $71,892,702)		71,892,702

Total Investments (Cost $2,142,863,641) - 100.40%		$2,128,832,993
Liabilities in Excess of Other Assets, Net - (0.40)%		(8,475,669)
NET ASSETS - 100.00%		$2,120,357,324

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2017 is $12,703,534, which represents 0.60% of total net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2017, these securities amounted to $29,441,891, which represents 1.39% of total net assets.

(g)	The rate shown is the 7-day effective yield of November 30, 2017.

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2017.

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,519,136,788	$11,029,480		$1,530,166,268
Municipal Bonds	—	466,625,575	1,674,054		468,299,629
Asset-Backed Securities	—	21,876,381	7,565,510		29,441,891
Corporate Bonds	—	16,605,889	—		16,605,889
U.S. Treasury Obligations	—	12,176,614	—		12,176,614
Certificates of Deposit	—	250,000	—		250,000
Short-Term Investment	71,892,702	—	—		71,892,702
Total Investments in Securities	$71,892,702	$2,036,671,247	$20,269,044	*	$2,128,832,993

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$16,541,081
Accrued discounts/premiums	(3,483)
Realized gain/(loss)	(6,273)
Change in appreciation/(depreciation)	(120,349)
Purchases	(5,213,576)
Sales	(164,919)
Amortization sold	(3,001)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2017	$11,029,480
Change in unrealized losses included in earnings related to securities still held at reporting date	$(135,145)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

Investments in Municipal Bonds
Beginning Balance as of June 1, 2016	$1,740,498
Accrued discounts/premiums	313
Realized gain/(loss)	1,022
Change in appreciation/(depreciation)	(24,547)
Purchases	—
Sales	(43,494)
Amortization sold	262
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2017	$1,674,054
Change in unrealized losses included in earnings related to securities still held at reporting date	$(10,969)

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2016	$15,649,803
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	(68,434)
Purchases	7,633,957
Sales	—
Amortization sold	(13)
Transfer into Level 3	—
Transfer out of Level 3	(15,649,803)
Ending balance as of November 30, 2017	$7,565,510
Change in unrealized losses included in earnings related to securities still held at reporting date	$(68,434)

For the six-month period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

Statement of Assets and Liabilities as of November 30, 2017

Assets:
Investments, at fair value (identified cost — $2,142,863,641)	$2,128,832,993
Cash	1,885
Receivables:
Interest	7,853,239
Capital shares sold	479,215
Prepaid expenses	217,830
Total Assets	$2,137,385,162
Liabilities:
Payables:
Investment securities purchased	$12,442,929
Distributions to Shareholders	2,211,834
Capital shares redeemed	906,679
Investment advisory fees	517,321
Distribution fees	341,583
Shareholder servicing fees	268,506
Administration fees	94,454
Chief Compliance Officer fees	10,981
Trustees' fees	273
Other accrued expenses	233,278
Total Liabilities	$17,027,838
Net Assets:	$2,120,357,324
Net Assets consist of:
Paid-in capital	$2,167,257,136
Distributions in excess of net investment income	(2,519,399)
Accumulated net realized loss on investments	(30,349,765)
Net unrealized depreciation on investments	(14,030,648)
Net Assets	$2,120,357,324
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 153,082,827 shares outstanding)	$1,613,885,902
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 42,632,085 shares outstanding)	$448,937,155
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 5,465,352 shares outstanding)	$57,534,267
Net Asset Value, offering and redemption price per share — CRA Shares	$10.54
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.53
Net Asset Value, offering and redemption price per share — Retail Shares	$10.53

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

Statement of Operations for the six-month period ended November 30, 2017

Investment Income:
Interest	$29,560,048
Total investment income	29,560,048
Expenses:
Investment advisory fees	3,090,514
Distribution fees — CRA Shares	1,989,274
Distribution fees — Retail Shares	77,506
Special administrative services fees — CRA Shares	1,591,437
Shareholder servicing fees — Retail Shares	31,002
Accounting and administration fees	567,486
Trustees' fees	226,163
Professional fees	201,385
Custodian fees	115,227
Transfer agent fees	113,560
Insurance expense	102,473
Chief Compliance Officer fees	84,384
Registration and filing expenses	44,893
Printing fees	26,700
Other	87,083
Net expenses	8,349,087
Net investment income	21,210,961
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	122,090
Net change in unrealized appreciation/(depreciation) on investments	(17,774,728)
Net realized and unrealized loss on investments	(17,652,638)
Net increase in net assets resulting from operations:	$3,558,323

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2017 (Unaudited)	For the Fiscal Year Ended May 31, 2017
Operations:
Net investment income	$21,210,961	$38,520,705
Net realized gain (loss) on investments	122,090	(1,540,859)
Net change in unrealized appreciation/(depreciation) on investments	(17,774,728)	(25,328,056)
Net increase in net assets resulting from operations	3,558,323	11,651,790
Distributions to shareholders from:
Net investment income
CRA Shares	(17,554,227)	(34,187,215)
Institutional Shares	(5,470,973)	(8,606,828)
Retail Shares	(702,018)	(1,775,024)
Total distributions	(23,727,218)	(44,569,067)
Capital share transactions:
CRA Shares
Shares issued(a)	76,017,049	144,476,947
Shares reinvested	5,685,964	10,678,345
Shares redeemed	(34,273,542)	(65,912,897)
	47,429,471	89,242,395
Institutional Shares
Shares issued(a)	116,208,286	183,127,868
Shares reinvested	4,074,503	6,613,080
Shares redeemed	(39,384,488)	(107,078,824)
	80,898,301	82,662,124
Retail Shares
Shares issued	5,419,973	27,397,078
Shares reinvested	690,211	1,752,949
Shares redeemed	(15,155,122)	(46,647,902)
	(9,044,938)	(17,497,875)
Increase in net assets from capital share transactions	119,282,834	154,406,644
Increase in net assets	99,113,939	121,489,367
Net Assets:
Beginning of period/year	2,021,243,385	1,899,754,018
End of period/year	$2,120,357,324	$2,021,243,385
Distributions in excess of net investment income	$(2,519,399)	$(3,142)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

Statements of Changes in Net Assets (Concluded)

	For the Six-Month Period Ended November 30, 2017 (Unaudited)	For the Fiscal Year Ended May 31, 2017

Share Transactions:
CRA Shares
Shares issued(a)	7,167,389	13,533,188
Shares reinvested	536,378	998,822
Shares redeemed	(3,219,019)	(6,171,550)
Increase in shares	4,484,748	8,360,460
CRA Shares outstanding at beginning of period/year	148,598,079	140,237,619
CRA Shares at end of period/year	153,082,827	148,598,079
Institutional Shares
Shares issued(a)	10,944,063	17,176,370
Shares reinvested	384,825	619,685
Shares redeemed	(3,709,663)	(10,026,217)
Increase in shares	7,619,225	7,769,838
Institutional Shares outstanding at beginning of period/year	35,012,860	27,243,022
Institutional Shares at end of period/year	42,632,085	35,012,860
Retail Shares
Shares issued	510,712	2,547,848
Shares reinvested	65,187	164,083
Shares redeemed	(1,427,498)	(4,362,567)
Decrease in shares	(851,599)	(1,650,636)
Retail Shares outstanding at beginning of period/year	6,316,951	7,967,587
Retail Shares at end of period/year	5,465,352	6,316,951

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

The accompanying notes are an integral part of the financial statements.

38	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

				CRA Shares
	For the Six-Month Period Ended November 30, 2017 (Unaudited)		For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013
Net Asset Value, Beginning of Period/Year	$10.64		$10.83	$10.82	$10.70	$10.91	$11.23
Investment Operations:
Net investment income(a)	0.10		0.20	0.20	0.20	0.20	0.22
Net realized and unrealized gain (loss) on investments	(0.08)		(0.15)	0.04	0.15	(0.17)	(0.22)
Total from investment operations	0.02		0.05	0.24	0.35	0.03	—
Distributions from:
Net investment income	(0.12)		(0.24)	(0.23)	(0.23)	(0.22)	(0.25)
Net capital gains	—		—	—	—	(0.02)	(0.07)
Total distributions	(0.12)		(0.24)	(0.23)	(0.23)	(0.24)	(0.32)
Net Asset Value, End of Period/Year	$10.54		$10.64	$10.83	$10.82	$10.70	$10.91
Total return(b)	0.16%		0.44%	2.22%	3.34%	0.37%	(0.09)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,613,886		$1,581,811	$1,518,857	$1,464,075	$1,380,547	$1,292,720
Ratio of expenses to average net assets Before fee waiver	0.90	%(c)	0.90%	0.91%	0.92%	0.94%	0.93%
Ratio of net investment income to average net assets	1.97	%(c)	1.91%	1.87%	1.89%	1.91%	1.97%
Portfolio turnover rate	11	%(d)	27%	22%	24%	27%	28%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Continued)

				Institutional Shares
	For the Six-Month Period Ended November 30, 2017 (Unaudited)		For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013
Net Asset Value, Beginning of Period/Year	$10.63		$10.82	$10.81	$10.69	$10.91	$11.22
Investment Operations:
Net investment income(a)	0.13		0.25	0.25	0.25	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.09)		(0.16)	0.04	0.15	(0.18)	(0.21)
Total from investment operations	0.04		0.09	0.29	0.40	0.07	0.06
Distributions from:
Net investment income	(0.14)		(0.28)	(0.28)	(0.28)	(0.27)	(0.30)
Net capital gains	—		—	—	—	(0.02)	(0.07)
Total distributions	(0.14)		(0.28)	(0.28)	(0.28)	(0.29)	(0.37)
Net Asset Value, End of Period/Year	$10.53		$10.63	$10.82	$10.81	$10.69	$10.91
Total return(b)	0.39%		0.90%	2.69%	3.71%	0.83%	0.45%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$448,937		$372,299	$294,757	$172,736	$151,654	$186,257
Ratio of expenses to average net assets Before fee waiver	0.45	%(c)	0.45%	0.46%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.42	%(c)	2.36%	2.32%	2.34%	2.36%	2.42%
Portfolio turnover rate	11	%(d)	27%	22%	24%	27%	28%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

40	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Concluded)

				Retail Shares
	For the Six-Month Period Ended November 30, 2017 (Unaudited)		For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013
Net Asset Value, Beginning of Period/Year	$10.63		$10.81	$10.80	$10.68	$10.89	$11.21
Investment Operations:
Net investment income(a)	0.11		0.22	0.21	0.21	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.09)		(0.15)	0.04	0.15	(0.17)	(0.22)
Total from investment operations	0.02		0.07	0.25	0.36	0.04	0.01
Distributions from:
Net investment income	(0.12)		(0.25)	(0.24)	(0.24)	(0.23)	(0.26)
Net capital gains	—		—	—	—	(0.02)	(0.07)
Total distributions	(0.12)		(0.25)	(0.24)	(0.24)	(0.25)	(0.33)
Net Asset Value, End of Period/Year	$10.53		$10.63	$10.81	$10.80	$10.68	$10.89
Total return(b)	0.21%		0.64%	2.34%	3.35%	0.57%	0.01%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$57,534		$67,133	$86,141	$33,755	$35,103	$40,624
Ratio of expenses to average net assets Before fee waiver	0.80	%(c)	0.80%	0.81%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	2.06	%(c)	2.01%	1.97%	1.99%	2.01%	2.07%
Portfolio turnover rate	11	%(d)	27%	22%	24%	27%	28%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

Notes to Financial Statements November 30, 2017

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2017, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $12,703,534.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for

42	The Community Reinvestment Act Qualified Investment Fund

identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2017, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$ 9,928,139	Matrix Pricing	Structure	Lockout range 4.34-7.05 years (5.31 yr average lock out), remaining maturity term range 3.74-32.78 years (20.70 year average maturity range)
			Remaining Average Life	0.30-7.18 (3.45) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+264 - N+279 (N+270)
			Offered Quotes variance to Mark	0.33% - 2.30% (1.06%)
U.S. Government & Agency Obligations - Small Business Administration	$ 311,369	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	1.11-4.64 (2.87) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N-67.7-N+137 (N+35)
			Offered Quotes variance to Mark	Utilize dealer indications

(Unaudited)	43

Financial Asset	Fair Value at November 30, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - USDA Loan	$ 789,972	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	3.03 years
			Coupon	5.28%
			Spread to Benchmark	N+54
			Offered Quotes variance to Mark	Utilize dealer indications
Municipal Bonds	$ 1,674,054	Matrix Pricing	Remaining Average Life	4.87 years
			Coupon	5.50%
			Spread to benchmark	-6/TBA
			Offered Quotes variance to Mark	Utilizing dealer indications
Asset-Backed Security	$ 7,565,510	Matrix Pricing	Structure	Fixed rate coupon
			Remaining Average Life	9.71 years
			Coupon	4.33%
			Spread to benchmark	N+205
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

44	The Community Reinvestment Act Qualified Investment Fund

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(Unaudited)	45

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2017 were as follows:

	Shares	Amount
CRA Shares
Shares issued(a)	7,167,389	$76,017,049
Shares reinvested	536,378	5,685,964
Shares redeemed	(3,219,019)	(34,273,542)
Net Increase	4,484,748	$47,429,471
Institutional Shares
Shares issued(a)	10,944,063	$116,208,286
Shares reinvested	384,825	4,074,503
Shares redeemed	(3,709,663)	(39,384,488)
Net Increase	7,619,225	$80,898,301
Retail Shares
Shares issued	510,712	$5,419,973
Shares reinvested	65,187	690,211
Shares redeemed	(1,427,498)	(15,155,122)
Net Decrease	(851,599)	$(9,044,938)

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

Transactions in shares of the Fund for the fiscal year ended May 31, 2017 were as follows:

	Shares	Amount
CRA Shares
Shares issued	13,533,188	$144,476,947
Shares reinvested	998,822	10,678,345
Shares redeemed	(6,171,550)	(65,912,897)
Net Increase	8,360,460	$89,242,395
Institutional Shares
Shares issued	17,176,370	$183,127,868
Shares reinvested	619,685	6,613,080
Shares redeemed	(10,026,217)	(107,078,824)
Net Increase	7,769,838	$82,662,124
Retail Shares
Shares issued	2,547,848	$27,397,078
Shares reinvested	164,083	1,752,949
Shares redeemed	(4,362,567)	(46,647,902)
Net Decrease	(1,650,636)	$(17,497,875)

46	The Community Reinvestment Act Qualified Investment Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2017, were as follows:

Purchases:
U.S. Government	$192,334,388
Other	144,637,141
Sales and Maturities:
U.S. Government	$158,872,169
Other	55,863,826

At November 30, 2017, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,144,114,010
Gross unrealized appreciation	13,235,408
Gross unrealized depreciation	(28,516,425)
Net depreciation on investments	$(15,281,017)

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2017, the Advisor was entitled to receive advisory fees of $3,090,514.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2017, the Advisor was entitled to receive fees of $1,591,437 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual

(Unaudited)	47

fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2017, the Fund incurred distribution expenses of $1,989,274 and $77,506 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2018. For the six-month period ended November 30, 2017, the Fund incurred expenses under the Services Plan of $31,002.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2018 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2017.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

48	The Community Reinvestment Act Qualified Investment Fund

Accordingly, the following permanent differences as of May 31, 2017, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$6,044,578	$(6,044,578)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2017	Fiscal Year Ended May 31, 2016
Distributions declared from:
Ordinary income	$44,569,067	$38,495,477
Total Distributions	$44,569,067	$38,495,477

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2017, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,285,928
Capital loss carryforwards	(23,027,565)
Post-October losses	(7,392,447)
Other temporary differences	(2,090,544)
Unrealized appreciation, net	2,493,711
Accumulated losses, net	$(26,730,917)

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2017, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$5,472,579	$17,554,986	$23,027,565

(Unaudited)	49

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – IN-KIND TRANSACTIONS

During the six-month period ended November 30, 2017, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value of $24,211,584. In return, the Fund issued 2,287,514 CRA Shares and 916 Institutional Shares.

Note 8 – REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

50	The Community Reinvestment Act Qualified Investment Fund

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of the report includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer
Date: February 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 6, 2018

By (Signature and Title)	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer
Date: February 6, 2018